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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-03313
First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN (Address of principal executive offices)	55402 (Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-677-3863
Date of fiscal period end:       August 31
Date of reporting period:       August 31, 2007
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

First American Funds.

2007 Annual Report

Money Market Funds

An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Message to SHAREHOLDERS October 30, 2007

Dear Shareholders:

You’re no doubt aware that the third quarter of 2007 has been a period of great turbulence for the financial markets, with the impact being felt across a broad range of sectors and asset classes, including the asset-backed commercial paper market. When you review the attached 2007 Annual Report for Money Market Funds, you will see that certain asset backed commercial paper and asset-backed medium term notes (collectively, “ABCP Notes”) held by the Prime Obligations Fund have been affected by this market turbulence. The other First American Money Market Funds invest only in government or tax-exempt securities, and have not been impacted by the market turmoil affecting ABCP Notes.
In the Prime Obligations Fund, we have responded to the recent market turbulence by increasing our position in highly liquid, very short-term securities and by reexamining and reducing our list of approved issuers of ABCP Notes. We are confident that the fund is appropriately positioned to weather continued volatility in the short-term debt market.
ABCP Notes are collateralized by assets such as mortgages, credit card receivables and auto loans, or by other securities that in turn are backed by these assets. The cash flows generated by the underlying obligations are used to pay principal and interest on the ABCP Notes. Repayment of maturing notes typically comes from the proceeds of newly issued ABCP Notes. As problems in the sub-prime mortgage market have emerged, however, investors have become hesitant to purchase newly issued ABCP Notes, even when they have little or no exposure to sub-prime mortgages. This phenomenon has required some issuers of ABCP Notes to liquidate collateral in an unfavorable market in order to pay off maturing notes and/or to seek restructuring solutions with their senior creditors. Where necessary, FAF Advisors has worked closely with other senior creditors to formulate solutions designed to preserve the value of the fund’s securities and avoid poorly timed liquidations of collateral.
Though it has been a challenging period, it is important to remember that the Prime Obligations Fund continues to maintain a stable net asset value of $1.00 per share, and that FAF Advisors’ parent company, U.S. Bancorp, is committed to maintaining the credit ratings of the Prime Obligations Fund and ensuring the preservation of capital in the fund should either be impaired by holding ABCP Notes.
Sincerely,

Virginia L. Stringer Chairperson of the Board First American Funds, Inc.	Thomas S. Schreier, Jr. CEO, FAF Advisors, Inc. President, First American Funds, Inc.
First American Funds Annual Report 2007       1

Holdings Summaries
Government Obligations Fund
Portfolio Allocation as of August 31, 20071  (% of net assets)

Repurchase Agreements	70.1%
U.S. Government Agency Obligations	35.5
Other Assets and Liabilities, Net[2]	(5.6)

100.0%
Prime Obligations Fund
Portfolio Allocation as of August 31, 20071  (% of net assets)

Certificates of Deposit	21.5%
Commercial Paper	16.6
Extendible Floating Rate Corporate Notes	16.6
Structured Investment Vehicles	13.9
Repurchase Agreements	10.6
Floating Rate Funding Agreements	5.3
Structured Notes	4.8
Master Notes	4.2
Corporate Notes	3.6
Euro Time Deposit	2.6
Other Assets and Liabilities, Net[2]	0.3

100.0%
Tax Free Obligations Fund
Portfolio Allocation as of August 31, 20071  (% of net assets)

Variable Rate Demand Notes – Weekly	89.6%
Municipal Notes & Bonds	4.3
Money Market Fund	3.6
Commercial Paper & Put Bonds	3.5
Variable Rate Demand Notes – Daily	0.1
Other Assets and Liabilities, Net[2]	(1.1)

100.0%
Treasury Obligations Fund
Portfolio Allocation as of August 31, 20071  (% of net assets)

Repurchase Agreements	100.4%
Other Assets and Liabilities, Net[2]	(0.4)

100.0%
U.S. Treasury Money Market Fund
Portfolio Allocation as of August 31, 20071  (% of net assets)

U.S. Treasury Obligations	99.3%
Money Market Fund	1.1%
Other Assets and Liabilities, Net[2]	(0.4)

100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
2      First American Funds Annual Report 2007

Expense Examples
As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.
Actual Expenses
For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value in the fund and class divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Government Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/07 to
	Value (3/01/07)	Value (8/31/07)	8/31/07)
Class A Actual[2]	$1,000.00	$1,023.10	$3.82

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class D Actual[2]	$1,000.00	$1,023.90	$3.06

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06

Class Y Actual[2]	$1,000.00	$1,024.70	$2.30

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29

Class Z Actual[2]	$1,000.00	$1,026.00	$1.02

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02

Institutional Investor Class Actual[2]	$1,000.00	$1,025.50	$1.53

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.45%, 0.20%, and 0.30% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended August 31, 2007 of 2.31%, 2.39%, 2.47%, 2.60%, and 2.55% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.
First American Funds Annual Report 2007       3

Expense Examples (continued)
Prime Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/07 to
	Value (3/01/07)	Value (8/31/07)	8/31/07)
Class A Actual[2]	$1,000.00	$1,023.50	$3.98

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97

Class B Actual[2]	$1,000.00	$1,021.20	$6.27

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.26

Class C Actual[2]	$1,000.00	$1,021.20	$6.27

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.26

Class D Actual[2]	$1,000.00	$1,024.20	$3.21

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	$3.21

Class I Actual[2]	$1,000.00	$1,025.40	$2.04

Class I Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04

Class Y Actual[2]	$1,000.00	$1,025.00	$2.45

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45

Class Z Actual[2]	$1,000.00	$1,026.50	$1.02

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02

Institutional Investor Class Actual[2]	$1,000.00	$1,025.90	$1.53

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.78%, 1.23%, 1.23%, 0.63%, 0.40%, 0.48%, 0.20%, and 0.30% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended August 31, 2007 of 2.35%, 2.12%, 2.12%, 2.42%, 2.54%, 2.50%, 2.65%, and 2.59% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively.
Tax Free Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (3/01/07 to
	Value (3/01/07)	Value (8/31/07)	8/31/07)
Class A Actual[4]	$1,000.00	$1,015.00	$3.81

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class D Actual[4]	$1,000.00	$1,015.80	$3.05

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06

Class Y Actual[4]	$1,000.00	$1,016.50	$2.29

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29

Class Z Actual[4]	$1,000.00	$1,017.80	$1.02

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02

Institutional Investor Class Actual[4]	$1,000.00	$1,017.30	$1.53

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.45%, 0.20%, and 0.30% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended August 31, 2007 of 1.50%, 1.58%, 1.65%, 1.78%, and 1.73% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.
4      First American Funds Annual Report 2007

Expense Examples (concluded)
Treasury Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/07 to
	Value (3/01/07)	Value (8/31/07)	8/31/07)
Class A Actual[2]	$1,000.00	$1,022.30	$3.82

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class D Actual[2]	$1,000.00	$1,023.10	$3.06

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06

Class Y Actual[2]	$1,000.00	$1,023.80	$2.30

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29

Class Z Actual[2]	$1,000.00	$1,025.10	$1.02

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02

Institutional Investor Class Actual[2]	$1,000.00	$1,024.60	$1.53

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53

Reserve Class Actual[2]	$1,000.00	$1,021.30	$4.79

Reserve Class Hypothetical (5% return before expenses)	$1,000.00	$1,020.47	$4.79

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.45%, 0.20%, 0.30%, and 0.94% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended August 31, 2007 of 2.23%, 2.31%, 2.38%, 2.51%, 2.46%, and 2.13% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively.
U.S. Treasury Money Market Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (3/01/07 to
	Value (3/01/07)	Value (8/31/07)	8/31/07)
Class A Actual[4]	$1,000.00	$1,021.30	$3.82

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class D Actual[4]	$1,000.00	$1,022.00	$3.06

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06

Class Y Actual[4]	$1,000.00	$1,022.80	$2.29

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29

Class Z Actual[4]	$1,000.00	$1,024.10	$1.02

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02

Institutional Investor Class Actual[4]	$1,000.00	$1,023.60	$1.53

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.45%, 0.20%, and 0.30% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended August 31, 2007 of 2.13%, 2.20%, 2.28%, 2.41%, and 2.36% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.
First American Funds Annual Report 2007       5

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors
First American Funds, Inc.
We have audited the accompanying statements of assets and liabilities of First American Funds, Inc. (comprised of the Government Obligations, Prime Obligations, Tax Free Obligations, Treasury Obligations and U.S. Treasury Money Market Funds) (the funds), including the schedules of investments, as of August 31, 2007, and the related statements of operations and changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designating audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the First American Funds, Inc. at August 31, 2007, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Minneapolis, Minnesota
October 19, 2007
except for Footnote 8, as to which the date is
October 26, 2007
6      First American Funds Annual Report 2007

Schedule of  Investments August 31, 2007, all dollars are rounded to thousands (000)

Government Obligations Fund
DESCRIPTION	PAR	VALUE

U.S. Government Agency Obligations – 35.5%
Federal Agricultural Mortgage Corporation
5.030%, 05/23/2008	$9,565	$9,211
Federal Farm Credit Bank
5.240%, 09/05/2007 (a)	97,000	96,991
5.385%, 09/23/2007 (a)	144,100	144,100
5.230%, 11/24/2007 (a)	48,000	47,994
Federal Home Loan Bank
5.270%, 09/04/2007 (a)	70,000	69,979
5.280%, 09/04/2007 (a)	150,000	150,000
5.445%, 09/05/2007 (a)	199,500	199,500
5.200%, 09/20/2007 (a)	100,000	99,969
5.365%, 09/24/2007 (a)	300,000	300,000
5.250%, 10/03/2007	99,500	99,497
5.300%, 03/05/2008	30,000	29,993
5.400%, 04/09/2008	20,000	20,000
5.375%, 05/05/2008	63,500	63,500
5.450%, 08/15/2008	78,000	78,000
Federal Home Loan Mortgage Corporation
5.353%, 09/27/2007 (a)	225,000	224,992
5.200%, 09/30/2007 (a)	149,500	149,417
4.700%, 04/25/2008	31,500	31,379
5.261%, 06/09/2008	17,420	16,735
4.250%, 06/23/2008	23,247	23,060
Federal National Mortgage Association
5.090%, 12/28/2007	50,000	49,177
5.015%, 01/15/2008	25,000	24,526
5.000%, 05/12/2008	195,000	188,121
5.258%, 05/30/2008	25,000	24,049
3.000%, 06/12/2008	14,000	13,755
5.180%, 11/01/2007	186,050	184,417

Total U.S. Government Agency Obligations (Cost $2,338,362)		2,338,362

Repurchase Agreements – 70.1%
Bank of America
5.200%, dated 08/31/2007, matures 09/04/2007, repurchase price $350,202 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $357,001)	350,000	350,000
BNP Paribas
5.250%, dated 08/31/2007, matures 09/04/2007, repurchase price $1,350,788 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $1,377,001)	1,350,000	1,350,000
CS First Boston
5.250%, dated 08/31/2007, matures 09/04/2007, repurchase price $1,350,788 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $1,377,002)	1,350,000	1,350,000
Goldman Sachs
5.200%, dated 08/31/2007, matures 09/04/2007, repurchase price $100,058 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $102,000)	100,000	100,000
Merrill Lynch
5.200%, dated 08/31/2007, matures 09/04/2007, repurchase price $500,289 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $510,001)	500,000	500,000
UBS Warburg
5.250%, dated 08/31/2007, matures 09/04/2007, repurchase price $961,074 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $979,728)	960,514	960,514

Total Repurchase Agreements (Cost $4,610,514)		4,610,514

Total Investments – 105.6% (Cost $6,948,876)		6,948,876

Other Assets and Liabilities, Net – (5.6)%		(366,848)

Total Net Assets – 100.0%		$6,582,028

(a)	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2007. The date shown is the next reset date.
First American Funds Annual Report 2007       7

Schedule of  Investments August 31, 2007, all dollars are rounded to thousands (000)

Prime Obligations Fund
DESCRIPTION	PAR	VALUE

Certificates of Deposit – 21.5%
American Express
5.470%, 09/19/2007	$100,000	$100,000
5.450%, 09/21/2007	100,000	100,000
5.450%, 09/24/2007	100,000	100,000
5.450%, 09/24/2007	150,000	150,000
Bank of Nova Scotia NY
5.480%, 09/20/2007	185,000	185,000
5.460%, 09/21/2007	150,000	150,000
Barclays Bank NY
5.540%, 09/17/2007	100,000	99,992
5.313%, 01/16/2008	100,000	100,001
5.380%, 02/15/2008	100,000	100,000
5.350%, 05/05/2008	100,000	100,000
5.300%, 05/22/2008	100,000	100,000
Credit Suisse First Boston
5.510%, 09/14/2007	75,000	74,851
5.280%, 05/12/2008	100,000	100,000
5.270%, 05/19/2008	100,000	100,000
5.310%, 05/22/2008	100,000	100,000
Fortis Bank NY
5.470%, 09/24/2007	170,000	170,000
HBOS Treasury NY
5.300%, 11/15/2007	100,000	100,000
5.280%, 05/21/2008	100,000	100,000
5.310%, 05/22/2008	100,000	100,000
Lloyds Bank NY
5.400%, 09/12/2007	100,000	100,000
5.300%, 01/16/2008	100,000	100,000
5.350%, 01/25/2008	100,000	100,000
5.350%, 02/15/2008	100,000	100,000
Natixis Banques NY
5.295%, 09/04/2007	100,000	100,000
5.560%, 10/01/2007	100,000	100,000
Royal Bank of Scotland
5.350%, 12/17/2007	100,000	100,000
5.368%, 01/29/2008	100,000	100,000
5.250%, 05/19/2008	100,000	100,000
Svenska Handelsbanken NY
5.345%, 09/21/2007	100,000	100,000
5.365%, 10/26/2007	100,000	99,997
5.350%, 02/14/2008	50,000	50,000
Toronto-Dominion NY
5.460%, 09/26/2007	100,000	100,000
UBS AG
5.460%, 11/20/2007	100,000	100,000
Wells Fargo
5.360%, 09/04/2007	100,000	100,000
5.350%, 09/07/2007	150,000	150,000
Westpac Bank NY
5.480%, 11/21/2007	124,675	124,675

Total Certificates of Deposit (Cost $3,854,516)		3,854,516

Commercial Paper – 16.6%
Asset-Backed (a) – 6.4%
Chesham Finance
5.195%, 10/11/2007	196,000	194,869
5.190%, 10/12/2007	100,000	99,409
Falcon Asset Securitization Corporation
5.710%, 09/10/2007	125,000	124,822
5.730%, 09/25/2007	75,000	74,713
Kitty Hawk Funding (Guarantor: Bank of America)
6.110%, 09/04/2007	15,108	15,100
5.650%, 09/20/2007	20,000	19,936
6.120%, 10/05/2007	95,606	95,054
6.000%, 10/26/2007	10,652	10,554
6.020%, 10/30/2007	43,669	43,238
5.950%, 10/31/2007	50,000	49,500
Ranger Funding
6.100%, 09/13/2007	100,000	99,797
6.120%, 10/05/2007	100,000	99,422
6.000%, 10/26/2007	16,000	15,853
Scaldis Capital
5.720%, 09/17/2007	200,000	199,492

		1,141,759

Non-Asset Backed – 5.4%
BankAmerica
5.250%, 09/04/2007	50,000	49,978
Caterpillar Financial
5.200%, 09/04/2007	75,000	74,967
Illinois Tool Works
5.220%, 09/04/2007	100,000	99,957
Merrill Lynch
5.280%, 09/04/2007	100,000	99,956
Pitney Bowes
5.170%, 09/04/2007	41,000	40,982
UBS Americas
5.200%, 09/04/2007	350,000	349,848
Wells Fargo
5.310%, 09/04/2007	250,000	249,889

		965,577

Secured Liquidity Notes (a) – 4.8%
Fenway Funding
5.230%, 09/28/2007	52,665	52,458
KKR Atlantic Funding
5.755%, 10/12/2007 (c) (d)	87,249	87,249
KKR Pacific Funding
5.755%, 10/15/2007 (c) (d)	95,663	95,663
Ocala Funding
5.320%, 09/18/2007 (c)	75,000	74,812
Ottimo Funding
5.580%, 09/18/2007 (c) (e)	36,328	36,328
5.320%, 10/03/2007 (c) (e)	275,000	273,699
Rams Funding
5.500%, 09/05/2007 (c)	50,000	49,969
5.751%, 02/11/2008 (c)	76,499	76,499
5.819%, 02/11/2008 (c)	21,183	21,183
Sandlot Funding
5.450%, 10/15/2007	50,000	49,667
5.550%, 10/19/2007	48,500	48,141

Total Commercial Paper		865,668

(Cost $2,973,004)		2,973,004

Extendible Floating Rate Corporate Notes (a) (b) – 16.6%
Allstate Global Funding
5.320%, 09/04/2007	65,000	65,000
5.511%, 09/11/2007	75,000	75,000
5.505%, 09/27/2007	69,000	69,000
5.535%, 09/27/2007	100,000	100,000
Bayerische Landesbank NY
5.560%, 09/24/2007	350,000	350,033
BNP Paribas NY
5.490%, 09/26/2007	124,000	124,000
5.350%, 11/19/2007	100,000	100,000
The accompanying notes are an integral part of the financial statements.
8      First American Funds Annual Report 2007

Prime Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Danske Bank
5.508%, 09/30/2007	$100,000	$100,000
Fortis Bank
5.341%, 10/19/2007	80,000	80,000
General Electric Capital Corporation
5.520%, 09/24/2007	100,000	100,000
Goldman Sachs
5.360%, 11/01/2007	100,000	100,000
HBOS
5.300%, 09/07/2007	50,000	50,000
Lloyds TSB Bank
5.300%, 09/06/2007	100,000	100,000
Marshall & Isley
5.611%, 09/15/2007	50,000	50,000
Metlife Global Funding
5.360%, 09/07/2007	85,000	85,000
5.615%, 09/28/2007	95,000	95,000
5.491%, 09/30/2007	100,000	100,000
Morgan Stanley Dean Witter
5.691%, 09/15/2007	100,000	100,000
5.590%, 09/27/2007	95,000	95,000
Royal Bank of Canada NY
5.310%, 09/01/2007	100,000	100,000
5.300%, 09/06/2007	179,000	179,000
Royal Bank of Scotland
5.520%, 09/22/2007	259,000	259,000
Societe Generale
5.310%, 09/02/2007	34,000	34,000
Svenska Handelsbanken NY
5.480%, 09/21/2007	95,000	95,000
5.511%, 09/30/2007	60,000	60,000
UBS AG
5.559%, 09/16/2007	100,000	100,000
Wells Fargo
5.641%, 09/15/2007	100,000	100,000
Westlb AG NY
5.410%, 09/30/2007	100,000	100,000

Total Extendible Floating Rate Corporate Notes (Cost $2,965,033)		2,965,033

Structured Investment Vehicles (a) – 13.9%
Axon Financial Funding
5.330%, 09/01/2007 (b)	100,000	100,000
5.338%, 09/01/2007 (b)	100,000	99,993
5.310%, 09/11/2007 (b)	100,000	99,993
5.320%, 09/15/2007 (b)	100,000	99,981
5.400%, 06/05/2008	100,000	100,000
5.463%, 06/13/2008	100,000	99,998
Beta Finance
5.300%, 09/01/2007 (b)	90,000	89,984
5.310%, 09/01/2007 (b)	112,000	111,999
5.310%, 05/27/2008	100,000	99,993
Carrera Capital Finance
5.320%, 09/01/2007 (b)	100,000	99,995
5.330%, 09/01/2007 (b)	100,000	100,000
5.330%, 09/01/2007 (b)	75,000	75,000
5.330%, 09/01/2007 (b)	60,000	60,000
5.340%, 09/01/2007 (b)	100,000	100,000
Cheyne Finance LLC
5.308%, 09/01/2007 (b) (c) (d)	30,000	29,992
5.310%, 09/01/2007 (b) (c) (d)	100,000	99,990
5.313%, 09/01/2007 (b) (c) (d)	100,000	99,990
5.318%, 09/01/2007 (b) (c) (d)	50,000	49,997
5.316%, 10/10/2007 (b) (c) (d)	100,000	99,992
5.348%, 01/25/2008 (c)	100,000	99,995
5.353%, 01/25/2008 (c)	100,000	99,993
K2 USA LLC
5.320%, 09/01/2007 (b)	65,000	64,998
Links Finance LLC
5.325%, 09/01/2007 (b)	100,000	100,000
Sachsen Funding
5.290%, 10/04/2007 (c)	24,044	23,923
5.270%, 10/11/2007 (c)	26,036	25,877
5.270%, 10/11/2007 (c)	50,000	49,705
Sigma Finance
5.315%, 09/01/2007 (b)	100,000	99,996
5.315%, 09/01/2007 (b)	100,000	99,994
5.318%, 11/07/2007 (b)	100,000	99,981

Total Structured Investment Vehicles (Cost $2,481,359)		2,481,359

Floating Rate Funding Agreements (b) – 5.3%
ING USA Life
5.430%, 09/15/2007 (c)	125,000	125,000
5.608%, 09/19/2007 (c)	150,000	150,000
5.430%, 10/05/2007 (c)	250,000	250,000
Metlife
5.430%, 09/07/2007 (c)	100,000	100,000
Transamerica Occidental
5.390%, 09/02/2007 (c)	225,000	225,000
Travelers Insurance Company
5.430%, 09/07/2007 (c)	80,000	80,000
United of Omaha
5.430%, 09/28/2007 (c)	25,000	25,000

Total Floating Rate Funding Agreements (Cost $955,000)		955,000

Structured Notes (a) (b) – 4.8%
Carlyle Capital Investment
5.410%, 10/15/2007 (c)	110,000	109,998
5.420%, 06/03/2008 (c)	100,000	100,000
Paragon Mortgages
Series 12A, Class A1 5.613%, 05/15/2008	92,184	92,184
Series 13A, Class A1 5.621%, 07/15/2008	70,604	70,604
Series 2007-14A 5.611%, 12/15/2007	65,000	65,000
Parcs Master Trust Series 2007-1
5.360%, 12/20/2007 (c)	250,000	250,000
Pyxis Master Trust
Series 2006-4 5.548%, 02/20/2008 (c)	100,000	100,000
Series 2007-3 5.370%, 11/27/2007 (c)	75,000	75,000

Total Structured Notes (Cost $862,786)		862,786

Master Notes – 4.2%
Bank of America Securities Master Note
5.435%, 09/01/2007 (b)	100,000	100,000
Bear Stearns Master Note
5.370%, 09/04/2007	200,000	200,000
Citigroup Global Markets
5.445%, 09/01/2007 (b)	450,000	450,000
Total Master Notes (Cost $750,000)		750,000

First American Funds Annual Report 2007       9

Schedule of  Investments August 31, 2007, all dollars are rounded to thousands (000)

Prime Obligations Fund (concluded)
DESCRIPTION	PAR	VALUE

Corporate Notes – 3.6%
Credit Suisse First Boston
5.400%, 12/21/2007	$78,500	$78,500
General Electric Capital Corporation
5.694%, 09/17/2007 (a) (b)	200,000	200,000
MBIA Global Funding
5.470%, 09/21/2007 (a) (b)	100,000	99,999
5.410%, 02/11/2008	100,000	100,000
Morgan Stanley Dean Witter
5.435%, 09/01/2007 (b)	100,000	100,000
5.445%, 09/01/2007 (b)	75,000	75,000

Total Corporate Notes (Cost $653,499)		653,499

Euro Time Deposit – 2.6%
ABN AMRO
5.188%, 09/04/2007
(Cost $461,761)	461,761	461,761

Repurchase Agreements – 10.6%
Bank of America
5.455%, dated 08/31/2007, matures 09/04/2007, repurchase price $200,121 (collateralized by Various securities: Total market value $210,000)	200,000	200,000
Deutsche Bank
5.495%, dated 08/31/2007, matures 09/04/2007, repurchase price $450,275 (collateralized by Various securities: Total market value $472,500)	450,000	450,000
Goldman Sachs
5.465%, dated 08/31/2007, matures 09/04/2007, repurchase price $350,213 (collateralized by Various securities: Total market value $367,500)	350,000	350,000
5.475%, dated 08/31/2007, matures 09/04/2007, repurchase price $100,061 (collateralized by Various securities: Total market value $104,952)	100,000	100,000
Lehman Brothers
5.505%, dated 08/31/2007, matures 09/04/2007, repurchase price $200,122 (collateralized by Various securities: Total market value $204,001)	200,000	200,000
UBS Warburg
5.250%, dated 08/31/2007, matures 09/04/2007, repurchase price $214,611 (collateralized by Various securities: Total market value $218,778)	214,486	214,486
5.100%, dated 08/31/2007, matures 09/04/2007, repurchase price $375,535 (collateralized by Various securities: Total market value $382,831)	375,323	375,323

Total Repurchase Agreements (Cost $1,889,809)		1,889,809

Total Investments 99.7% (Cost $17,846,767)		17,846,767

Other Assets and Liabilities, Net – 0.3%		46,316

Total Net Assets – 100.0%		$17,893,083

(a)	Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the funds’ board of directors. As of August 31, 2007, the value of these investments was $8,616,604 or 48.2% of total net assets.

(b)	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2007. The date shown is the next reset date.

(c)	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2007 the value of these investments was $2,984,854 or 16.7% of total net assets. See note 2 in Notes to Financial Statements.

(d)	These securities have been or are in the process of being restructured. See note 8 in Notes to Financial Statements.

(e)	These securities have been purchased by an affiliate. See note 8 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
10      First American Funds Annual Report 2007

Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 97.5%
Alabama – 1.7%
Birmingham Public Educational Building Authority, Student Housing UAB II, Series A (LOC: Regions Bank)
3.970%, 09/07/2007 (a)	$6,000	$6,000
Mobile Educational Building Authority, Spring Hill College (LOC: Regions Bank)
3.970%, 09/07/2007 (a)	20,000	20,000
Mobile Industrial Development Board, Dock & Wharf Revenue, Holnam Project, Series B (LOC: Wachovia Bank)
3.930%, 09/07/2007 (a)	15,700	15,700

		41,700

Arizona – 1.4%
ABN AMRO Munitops Certificates Trust (INS: FGIC) (SPA: ABN AMRO Bank)
4.020%, 09/07/2007 (a) (b)	5,000	5,000
Phoenix, Series 1873 (General Obligation)
4.030%, 09/07/2007 (a) (b)	1,300	1,300
Phoenix, Series H05 (General Obligation) (SPA: Wachovia Bank)
4.020%, 09/07/2007 (a) (b)	6,485	6,485
Pima County Industrial Development Authority, Harvest Preparatory Project (LOC: J.P. Morgan Chase Bank)
3.980%, 09/07/2007 (a)	8,700	8,700
Tempe Industrial Development Authority, Friendship Village, Series C (LOC: Sovereign Bank) (LOC: Fortis Bank)
4.020%, 09/07/2007 (a)	12,000	12,000

		33,485

Arkansas – 0.3%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA)
3.980%, 09/07/2007 (a)	6,390	6,390

California – 0.8%
ABN AMRO Munitops Certificates Trust (General Obligation) (INS: AMBAC) (SPA: ABN AMRO Bank)
3.770%, 05/17/2008 (a) (b)	17,530	17,530
California State Department of Water Resources Power Supply, Series B-2 (LOC: BNP Paribas)
3.950%, 09/01/2007 (a)	1,500	1,500

		19,030

Colorado – 3.1%
Colorado Educational & Cultural Facilities, Linfield Christian School (LOC: Evangelical Christian) (LOC: Wescorp Credit Union)
4.060%, 09/07/2007 (a)	25,000	25,000
Colorado Educational & Cultural Facilities, Mesivta L.A. (LOC: Bank of America)
3.980%, 09/07/2007 (a)	5,000	5,000
Colorado Health Facilities Authority, Adventist Health, Sunbelt, Series B (LOC: Suntrust Bank)
3.980%, 09/07/2007 (a)	10,730	10,730
Colorado Health Facilities Authority, Bethesda Living Centers (LOC: LaSalle Bank)
3.980%, 09/07/2007 (a)	8,535	8,535
Colorado Health Facilities Authority, Bethesda Living Centers, Series A (LOC: LaSalle Bank)
4.020%, 09/07/2007 (a)	4,945	4,945
Colorado Health Facilities Authority, Christian Living Community, Series C-1 (LOC: Citibank) (LOC: Sovereign Bank)
4.020%, 09/07/2007 (a)	7,000	7,000
Colorado Health Facilities Authority, Covenant Retirement, Series A (LOC: LaSalle Bank)
3.980%, 09/07/2007 (a)	6,600	6,600
Moffat County Pollution Control (INS: AMBAC) (SPA: J.P. Morgan Chase Bank)
4.050%, 09/07/2007 (a)	4,920	4,920

		72,730

District of Columbia – 1.4%
District of Columbia, American Educational Research (LOC: Wachovia Bank)
4.020%, 09/07/2007 (a)	7,350	7,350
District of Columbia, American Society, Series A (LOC: Wachovia Bank)
4.000%, 09/07/2007 (a)	10,000	10,000
District of Columbia, The Washington Home (LOC: Wachovia Bank)
4.000%, 09/07/2007 (a)	9,100	9,100
District of Columbia, Water & Sewer Authority, Series R-11058 (INS: FGIC)
4.030%, 09/07/2007 (a) (b)	6,560	6,560

		33,010

Florida – 7.3%
ABN AMRO Munitops Certificates Trust, Series 1999-11 (INS: FGIC) (SPA: ABN AMRO Bank)
3.840%, 05/22/2008 (a) (b)	10,000	9,997
Broward County School Board (Certificate of Participation) (INS: FGIC)
4.030%, 09/07/2007 (a) (b)	4,990	4,990
Florida Transportation Authority, Series 1927 (INS: FGIC)
4.030%, 09/07/2007 (a) (b)	8,600	8,600
Highlands County Health Facilities, Adventist Health Systems, Sunbelt, Series A (INS: FGIC) (SPA: Bank One)
3.980%, 09/07/2007 (a)	9,200	9,200
Hillsborough Community College (LOC: Bank of America)
4.000%, 09/07/2007 (a)	17,300	17,300
Miami-Dade County Development Authority, Gulliver School Project (LOC: Bank of America)
4.020%, 09/07/2007 (a)	3,450	3,450
Miami-Dade County Educational Facilities Authority (INS: AMBAC)
4.030%, 09/07/2007 (a) (b)	23,350	23,350
Orange County Health Facilities Authority, Adventist Health Systems, Sunbelt (LOC: Suntrust Bank)
3.980%, 09/07/2007 (a)	31,200	31,200
Palm Beach County Health (Commercial Paper)
3.660%, 02/13/2008	19,800	19,800
Seminole County Industrial Development Authority, Masters Academy Project (LOC: Allied Irish Bank, PLC)
4.020%, 09/07/2007 (a)	2,985	2,985
St. Petersburg Health Facilities Authority, All Childrens, Series C (LOC: Bank of America)
4.000%, 09/07/2007 (a)	4,200	4,200
First American Funds Annual Report 2007       11

Schedule of  Investments August 31, 2007, all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

St. Petersburg Health Facilities Authority, Menorah Manor Project (LOC: Suntrust Bank)
3.980%, 09/07/2007 (a)	$6,715	$6,715
Tampa Prep School Project (LOC: Suntrust Bank)
3.940%, 09/07/2007 (a)	15,755	15,755
Temple Terrace, Lifepath Hospice Project (LOC: Suntrust Bank)
4.020%, 09/07/2007 (a)	5,900	5,900
UCF Health Facilities, Health Sciences Campus (LOC: Fifth Third Bank)
3.990%, 09/07/2007 (a)	10,000	10,000

		173,442

Georgia – 3.3%
Fayette County Development Authority, Catholic School Properties (LOC: Wachovia Bank)
3.980%, 09/07/2007 (a)	9,960	9,960
Fulton County Development Authority, Catholic Education, North Georgia (LOC: Wachovia Bank)
4.000%, 09/07/2007 (a)	14,170	14,170
Fulton County Development Authority, Metro Atlanta YMCA (LOC: Wachovia Bank)
4.000%, 09/07/2007 (a)	2,850	2,850
Fulton County Development Authority, Pace Academy Project (LOC: Bank of America)
4.000%, 09/07/2007 (a)	1,725	1,725
Georgia State, Series 10028 (General Obligation)
4.030%, 09/07/2007 (a) (b)	39,340	39,340
Gordon County Hospital Authority, Adventist Health Systems, Series A (LOC: Suntrust Bank)
3.980%, 09/07/2007 (a)	1,130	1,130
Thomasville Hospital Authority, J.D. Archbold (LOC: Suntrust Bank)
4.020%, 09/07/2007 (a) (b)	10,350	10,350

		79,525

Idaho – 0.2%
Boise Urban Renewal Agency, Capital City (LOC: Bank of America)
4.040%, 09/07/2007 (a)	3,700	3,700

Illinois – 15.0%
Aurora Economic Development, Aurora Christian School (LOC: Fifth Third Bank)
3.980%, 09/07/2007 (a)	5,660	5,660
Aurora Economic Development, Aurora Christian School, Series B (LOC: Fifth Third Bank)
3.980%, 09/07/2007 (a)	2,600	2,600
Chicago, Series B-1 (General Obligation) (INS: FSA) (SPA: Depfa Bank, PLC)
3.960%, 09/07/2007 (a)	26,950	26,950
Chicago, Series D (General Obligation) (INS: FSA) (SPA: Dexia Credit Local)
3.960%, 09/07/2007 (a)	41,200	41,200
Cook County, Catholic Theological University Project (LOC: Harris Trust & Savings)
3.970%, 09/07/2007 (a)	12,000	12,000
Hoffman Estates Tax Increment Revenue (LOC: Northern Trust)
3.960%, 09/07/2007 (a)	32,000	32,000
Illinois Development Finance Authority (LOC: Northern Trust)
3.980%, 09/07/2007 (a)	3,500	3,500
Illinois Development Finance Authority, Aurora (LOC: Allied Irish Bank, PLC)
4.220%, 09/07/2007 (a)	6,740	6,740
Illinois Development Finance Authority, Chinese American Service Project (LOC: LaSalle Bank)
3.980%, 09/07/2007 (a)	4,250	4,250
Illinois Development Finance Authority, Presbyterian Home Lake, Series A (INS: FSA) (SPA: First Union National Bank)
3.960%, 09/07/2007 (a)	15,900	15,900
Illinois Development Finance Authority, Solomon Schecter Day Schools (LOC: LaSalle Bank)
3.980%, 09/07/2007 (a)	4,850	4,850
Illinois Development Finance Authority, St. Paul’s House Project (LOC: LaSalle Bank)
3.970%, 09/07/2007 (a)	4,095	4,095
Illinois Development Finance Authority, United Way/ Crusade Mercy (LOC: LaSalle Bank)
3.980%, 09/07/2007 (a)	3,550	3,550
Illinois Finance Authority, Kohl Children’s Museum (LOC: Fifth Third Bank)
3.970%, 09/07/2007 (a)	6,840	6,840
Illinois Finance Authority, Landing at Plymouth Place, Series C (LOC: LaSalle Bank)
3.980%, 09/07/2007 (a)	6,400	6,400
Illinois Finance Authority, Loyola University Health Systems, Series B (LOC: Harris Bank)
3.930%, 09/07/2007 (a)	15,000	15,000
Illinois Finance Authority, Luther Oaks, Series C (LOC: Fifth Third Bank)
4.000%, 09/07/2007 (a)	6,500	6,500
Illinois Finance Authority, Merit School of Music Project (LOC: LaSalle Bank)
3.980%, 09/07/2007 (a)	3,600	3,600
Illinois Finance Authority, Rest Haven Christian, Series B (LOC: KBC Bank) (LOC: Sovereign Bank)
4.020%, 09/07/2007 (a)	21,860	21,860
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: KBC Bank) (LOC: Sovereign Bank)
4.020%, 09/07/2007 (a)	7,020	7,020
Illinois Finance Authority, Smith Village, Series C (LOC: LaSalle Bank)
4.000%, 09/07/2007 (a)	10,500	10,500
Illinois Health Facilities, Lutheran Home and Services (LOC: Fifth Third Bank)
4.010%, 09/07/2007 (a)	13,355	13,355
Illinois Health Facilities, Lutheran Home and Services Project (LOC: Allied Irish Bank, PLC)
4.020%, 09/07/2007 (a)	12,635	12,635
Illinois Health Facilities, Series B (LOC: LaSalle Bank)
4.000%, 09/07/2007 (a)	9,335	9,335
Illinois Health Facilities, Swedish Covenant Hospital, Series B (LOC: LaSalle Bank)
3.960%, 09/07/2007 (a)	18,105	18,105
Illinois State, Series A124 (General Obligation) (INS: FGIC)
4.020%, 09/07/2007 (a) (b)	5,340	5,340
Macon County – Milikin University (INS: AMBAC) (SPA: J.P. Morgan Chase Bank)
3.980%, 09/07/2007 (a)	3,700	3,700
Northern Cook County Solid Waste Agency (LOC: Northern Trust)
4.000%, 09/07/2007 (a)	4,700	4,700
The accompanying notes are an integral part of the financial statements.
12      First American Funds Annual Report 2007

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Regional Transportation Authority, Series A24 (General Obligation) (INS: MBIA) (SPA: Bank of New York)
4.020%, 09/07/2007 (a) (b)	$10,065	$10,065
St. Clair County, McKendree College Project (LOC: Bank of America)
4.000%, 09/07/2007 (a)	4,750	4,750
Western Springs, Timber Trails Project (LOC: LaSalle Bank)
3.970%, 09/07/2007 (a)	25,617	25,617
Yorkville, MPI Grande Project (LOC: LaSalle Bank)
3.980%, 09/07/2007 (a)	9,205	9,205

		357,822

Indiana – 3.4%
ABN AMRO Munitops Certificates Trust, Series 2007-19 (INS: MBIA) (SPA: ABN AMRO Bank)
3.770%, 05/17/2008 (a) (b)	17,250	17,250
Evansville Economic Development, Good Samaritan Home (LOC: Fifth Third Bank)
4.000%, 09/07/2007 (a)	6,495	6,495
Fort Wayne Industries Economic Development, Lutheran Homes Project (LOC: Fifth Third Bank)
4.050%, 09/07/2007 (a)	4,715	4,715
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series A (LOC: Harris Bank)
3.980%, 09/07/2007 (a)	7,465	7,465
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series B (LOC: Harris Bank)
3.980%, 09/07/2007 (a)	10,385	10,385
Indiana Health Facilities Financing Authority, Bethesda Living Center, Series B (LOC: LaSalle National Bank)
4.020%, 09/07/2007 (a)	4,725	4,725
Indiana Health Facilities Financing Authority, Major Hospital Project (LOC: J.P. Morgan Chase Bank)
4.020%, 09/07/2007 (a)	17,200	17,200
Indiana Health Facilities Financing Authority, Westview Hospital (LOC: Fifth Third Bank)
3.990%, 09/07/2007 (a)	11,595	11,595

		79,830

Iowa – 1.2%
Iowa Financial Authority, Health Care Facilities, Unity Healthcare (LOC: Bank of America)
3.980%, 09/07/2007 (a)	14,505	14,505
Iowa Financial Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
3.980%, 09/07/2007 (a)	8,780	8,780
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
3.980%, 09/07/2007 (a)	6,000	6,000

		29,285

Kansas – 0.8%
Olathe Senior Living Facility, Catholic Care Campus, Series C-1 (LOC: LaSalle Bank)
4.000%, 09/07/2007 (a)	11,300	11,300
Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank)
4.000%, 09/07/2007 (a)	8,285	8,285

		19,585

Louisiana – 1.8%
Louisiana Public Facilities Authority (LOC: J.P. Morgan Chase Bank)
3.980%, 09/07/2007 (a)	8,400	8,400
Louisiana Public Facilities Authority, Diocese Houma-Thibodaux Project (LOC: Allied Irish Bank, PLC)
3.970%, 09/07/2007 (a)	5,900	5,900
Louisiana Public Facilities Authority, Tiger Athletic Foundation Project (LOC: Regions Bank)
3.930%, 09/07/2007 (a)	22,115	22,115
3.970%, 09/07/2007 (a)	6,075	6,075

		42,490

Maryland – 0.3%
Maryland State Health & Higher Educational Facilities Authority, Adventist Healthcare, Series A (LOC: LaSalle Bank)
4.000%, 09/07/2007 (a)	4,700	4,700
Prince Georges County Revenue, Collington Episcopal, Series B (LOC: LaSalle Bank)
3.980%, 09/07/2007 (a)	3,650	3,650

		8,350

Massachusetts – 1.6%
ABN AMRO Munitops Certificates Trust, Series 2000-2 (INS: FGIC) (SPA: ABN AMRO Bank)
3.540%, 09/07/2007 (a) (b)	10,000	10,000
Massachusetts State Health & Educational Facilities Authority, Series M-2 (LOC: Fleet Bank)
3.950%, 09/07/2007 (a)	19,500	19,500
Massachusetts State Health & Educational Facilities Authority, Series M-4A (LOC: Fleet Bank)
3.950%, 09/07/2007 (a)	7,625	7,625

		37,125

Michigan – 4.6%
Detroit Sewage Disposal Revenue, Series A103 (INS: FGIC) (SPA: Bank of New York)
4.020%, 09/07/2007 (a) (b)	21,995	21,995
Georgetown Township Economic Development, Sunset Manor Project (LOC: Huntington Bank)
4.090%, 09/07/2007 (a)	7,100	7,100
Grand Rapids Economic Development Corporation, St. Dominic Project (LOC: Allied Irish Bank, PLC)
4.000%, 09/07/2007 (a)	11,400	11,400
Kalamazoo Economic Development, Friendship Village (LOC: Fifth Third Bank)
4.040%, 09/07/2007 (a)	9,015	9,015
Michigan Municipal Bond Authority Revenue, Series B-2 (LOC: Scotia Bank)
4.500%, 08/20/2008	6,300	6,348
Michigan State Hospital Finance Authority, Henry Ford Health, Series B (LOC: Landesbank Hessen-THRGN)
3.920%, 09/07/2007 (a)	1,300	1,300
Michigan State, Series A (LOC: Depfa Bank, PLC)
4.250%, 09/28/2007	45,000	45,023
State of Michigan Strategic Fund, Father Gabriel High School Project (LOC: Allied Irish Bank, PLC)
4.020%, 09/07/2007 (a)	8,250	8,250

		110,431

First American Funds Annual Report 2007       13

Schedule of  Investments August 31, 2007, all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Minnesota – 1.3%
Eden Prairie, Multifamily Housing Authority
4.000%, 09/07/2007 (a)	$14,105	$14,105
Minnesota State Higher Educational Facilities, Bethel College (INS: General Obligation of Institution) (LOC: Allied Irish Bank, PLC)
4.020%, 09/07/2007 (a)	4,745	4,745
Minnesota State Higher Educational Facilities, Bethel College, Series 5 (LOC: Allied Irish Bank, PLC)
4.020%, 09/07/2007 (a)	3,815	3,815
Oak Park Heights Multi-Family, Boutwells Landing (INS: FHLMC)
4.000%, 09/07/2007 (a)	8,800	8,800

		31,465

Mississippi – 0.3%
Mississippi Business Finance, Memphis & Mid-South YMCA (LOC: Wachovia Bank)
4.020%, 09/07/2007 (a)	6,475	6,475

Missouri – 1.3%
Hazelwood School District (INS: FSA) (SPA: Wachovia Bank)
4.020%, 09/07/2007 (a) (b)	6,925	6,925
Jackson County Industrial Development Authority, YMCA Greater Kansas City (LOC: Bank of America)
4.050%, 09/07/2007 (a)	7,100	7,100
Kansas City Industrial Development Authority, Bethesda Living Center, Series A (LOC: LaSalle Bank) (GTY: Bethesda Associate)
4.020%, 09/07/2007 (a)	8,940	8,940
Missouri State Health & Educational Facilities (LOC: Bank One)
3.950%, 09/07/2007 (a)	6,955	6,955

		29,920

Montana – 0.4%
Richland County Hospital, Sidney Health Center, Series A (LOC: Allied Irish Bank, PLC)
4.000%, 09/07/2007 (a)	9,685	9,685

Nevada – 1.0%
ABN AMRO Munitops Certificates Trust, Series 2001-33 (INS: FSA) (SPA: ABN AMRO Bank)
3.540%, 09/07/2007 (a) (b)	10,000	10,000
Clark County Highway Improvement Revenue, Series 1854 (INS: AMBAC)
4.030%, 09/07/2007 (a) (b)	8,115	8,115
Clark County Highway Improvement Revenue, Series D12 (INS: AMBAC) (SPA: Wachovia Bank)
4.020%, 09/07/2007 (a) (b)	4,700	4,700

		22,815

New Hampshire – 0.4%
New Hampshire Health & Educational Facilities Authority, Riverwoods at Exeter (LOC: Bank of America)
3.980%, 09/07/2007 (a)	8,820	8,820

New York – 0.3%
ABN AMRO Munitops Certificates Trust, Series 1999-3 (INS: MBIA) (SPA: ABN AMRO Bank)
4.030%, 09/07/2007 (a) (b)	5,000	5,000
New York City Transitional Financing Authority, New York City Recovery, Series 3, Subseries 3B (SPA: Citigroup Global Markets)
3.990%, 09/01/2007 (a)	1,165	1,165

		6,165

North Carolina – 2.3%
North Carolina Capital Facilities Finance Agency, Recreational Facilities, Greater Charlotte YMCA (LOC: Wachovia Bank)
3.970%, 09/07/2007 (a)	17,500	17,500
North Carolina Medical Care Community Health Care Facilities, Angel Medical Center (LOC: Wachovia Bank)
4.000%, 09/07/2007 (a)	4,500	4,500
North Carolina Medical Care Community Health Care Facilities, Carolina Meadows (LOC: Allied Irish Bank, PLC)
4.020%, 09/07/2007 (a)	9,880	9,880
North Carolina Student Housing, Fayetteville University (LOC: Wachovia Bank)
4.000%, 09/07/2007 (a)	9,365	9,365
North Carolina Student Housing, NCCU Real Estate, Series A (LOC: Wachovia Bank)
3.980%, 09/07/2007 (a)	9,835	9,835
North Carolina Wolfpack Club Project (LOC: Bank of America)
4.000%, 09/07/2007 (a)	4,900	4,900

		55,980

North Dakota – 0.1%
Mercer County Pollution Control (LOC: LaSalle Bank)
3.980%, 09/07/2007 (a)	3,600	3,600

Ohio – 3.8%
Akron, Bath, and Copley, Summa Health Systems, Series B (LOC: Bank One)
4.030%, 09/07/2007 (a)	6,090	6,090
Dayton-Montgomery County, Caresource Project, Series A (LOC: Fifth Third Bank)
3.990%, 09/07/2007 (a)	11,000	11,000
Franklin County Health Care Facilities, Friendship Village Dublin, Series B (LOC: LaSalle Bank)
3.980%, 09/07/2007 (a)	5,700	5,700
Franklin County Health Care Facilities, Mother Angeline McCrory Project (LOC: Allied Irish Bank, PLC)
4.010%, 09/07/2007 (a)	16,150	16,150
Franklin County Health Care Facilities, Wesley Glen, Series A (LOC: Fifth Third Bank)
3.970%, 09/07/2007 (a)	3,960	3,960
Franklin County Health Care Facilities, Wesley Glen, Series B (LOC: Fifth Third Bank)
3.970%, 09/07/2007 (a)	2,120	2,120
Franklin County Health Care Facilities, Wesley Ridge Residence, Series C (LOC: Fifth Third Bank)
3.970%, 09/07/2007 (a)	10,200	10,200
Logan County Health Care Facilities (LOC: Fifth Third Bank)
4.000%, 09/07/2007 (a)	10,015	10,015
The accompanying notes are an integral part of the financial statements.
14      First American Funds Annual Report 2007

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Middleburg Heights Hospital Improvement Revenue (LOC: Fifth Third Bank)
4.030%, 09/07/2007 (a)	$2,000	$2,000
Northeast Regional Sewer District Wastewater Revenue, Series 1887 (INS: MBIA)
4.030%, 09/07/2007 (a) (b)	5,585	5,585
Ohio State, Series 1925 (General Obligation)
4.030%, 09/07/2007 (a) (b)	2,580	2,580
Pike County Health Care Facilities, Hill View (LOC: Fifth Third Bank)
3.980%, 09/07/2007 (a)	8,465	8,465
Rickenbacker Port Authority Capital Funding
4.030%, 09/07/2007 (a) (b)	6,560	6,560

		90,425

Oklahoma – 0.1%
Oklahoma State Industrials Authority Revenue, American Cancer Society Project (LOC: Bank of America)
4.050%, 09/07/2007 (a)	2,520	2,520

Oregon – 3.0%
Clackamas County Hospital Facilities, Senior Living Facility, Mary’s Woods (LOC: Sovereign Bank) (LOC: KBC Bank)
4.020%, 09/07/2007 (a)	21,465	21,465
Oregon State, Series A (General Obligation)
4.500%, 06/30/2008	50,000	50,349

		71,814

Pennsylvania – 9.4%
ABN AMRO Munitops Certificates Trust, Series 2001-30 (INS: MBIA) (SPA: ABN AMRO Bank)
3.990%, 09/07/2007 (a) (b)	5,000	5,000
Beaver County Industrial Development Authority Pollution Control, FirstEnergy Nuclear, Series B (LOC: Wachovia Bank)
3.920%, 09/07/2007 (a)	30,000	30,000
Chester County Health & Educational Facilities Retirement Community, Kendal Crosslands Project (LOC: Allied Irish Bank, PLC)
4.020%, 09/07/2007 (a)	17,765	17,765
Cumberland County Municipal Authority, Asbury Obligated Group (LOC: KBC Bank)
4.020%, 09/07/2007 (a)	20,000	20,000
Delaware County Revenue Authority, Riddle Village Project (LOC: Sovereign Bank) (LOC: Lloyd’s TSB Bank)
3.980%, 09/07/2007 (a)	43,700	43,700
Delaware County Revenue Authority, Riddle Village Project, Series A (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank)
3.980%, 09/07/2007 (a)	8,110	8,110
Delaware Valley Regional Financial Authority, Mode 1 (LOC: Bayerische Landesbank)
3.950%, 09/07/2007 (a)	12,650	12,650
Delaware Valley Regional Financing Authority, Series B (LOC: Bayerische Landesbank)
3.950%, 09/07/2007 (a)	18,300	18,300
Delaware Valley Regional Financial Authority, Series D (LOC: Bayerische Landesbank)
3.950%, 09/07/2007 (a)	15,500	15,500
Lebanon County Health Facilities, Health Center, United Church of Christ (LOC: Wachovia Bank)
3.980%, 09/07/2007 (a)	9,025	9,025
Lehigh County General Purpose (GTY: Citibank)
4.030%, 09/07/2007 (a) (b)	19,965	19,965
Lehigh County General Purpose, Phoebe Devitt Homes, Series B (LOC: Sovereign Bank) (LOC: Scotia Bank)
4.000%, 09/07/2007 (a)	3,455	3,455
Luzerne County Convention Center, Series A (LOC: Wachovia Bank)
4.000%, 09/07/2007 (a)	1,300	1,300
Pennsylvania State, Series 11056 (General Obligation)
4.030%, 09/07/2007 (a) (b)	3,775	3,775
Philadelphia Industrial Development Authority, Girard Estate Aramark (LOC: J.P. Morgan Chase Bank)
3.960%, 09/07/2007 (a)	3,600	3,600
Westmoreland County Industrial Development, Redstone Retirement, Series B (LOC: Sovereign Bank) (LOC: Scotia Bank)
4.000%, 09/07/2007 (a)	11,000	11,000

		223,145

Puerto Rico – 1.0%
ABN AMRO Munitops Certificates Trust, Series 2000-17 (SPA: ABN AMRO Bank)
3.510%, 09/07/2007 (a) (b)	24,400	24,400

Rhode Island – 0.5%
Rhode Island Health & Education Revenue, Jewish Services Agency (LOC: Sovereign Bank) (LOC: Bank of New York)
3.980%, 09/07/2007 (a)	11,525	11,525

South Carolina – 0.4%
Charleston Waterworks & Sewer, Series A (SPA: Bank of America)
4.000%, 09/07/2007 (a)	8,665	8,665

Tennessee – 1.8%
Dayton Industrial Development Board Educational Facilities, Bryan College Dormitory Project (LOC: Regions Bank)
3.990%, 09/07/2007 (a)	4,000	4,000
Jefferson City Health & Educational Facilities, Carson Newman College (LOC: Suntrust Bank)
4.020%, 09/07/2007 (a)	7,000	7,000
Knox County Health Educational & Housing Facilities Board, Volunteer Student Housing Project (LOC: Allied Irish Bank, PLC)
3.970%, 09/07/2007 (a)	19,600	19,600
Met Government Nashville & Davidson (LOC: Societe Generale)
4.000%, 09/07/2007 (a) (b)	7,035	7,035
Met Government Nashville & Davidson, Health & Educational Facilities Board, Adventist Health, Series A (LOC: Suntrust Bank)
3.980%, 09/07/2007 (a)	1,060	1,060
Rutherford County Industrial Development – Square D Company (LOC: Societe Generale)
4.200%, 09/07/2007 (a)	4,100	4,100

		42,795

First American Funds Annual Report 2007       15

Schedule of  Investments August 31, 2007, all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Texas – 12.0%
ABN AMRO Munitops Certificates Trust, Frisco School District (INS: PSF-Guaranteed) (SPA: ABN AMRO Bank)
4.020%, 09/07/2007 (a) (b)	$9,695	$9,695
ABN AMRO Munitops Certificates Trust, Series 2000-10 (INS: MBIA) (SPA: ABN AMRO Bank)
3.540%, 09/07/2007 (a) (b)	6,630	6,630
ABN AMRO Munitops Certificates Trust, Series 2000-13 (INS: PSF-Guaranteed) (SPA: ABN AMRO Bank)
4.000%, 09/07/2007 (a) (b)	8,500	8,500
ABN AMRO Munitops Certificates Trust, Series 2002-8 (INS: PSF-Guaranteed) (SPA: ABN AMRO Bank)
3.770%, 05/17/2008 (a) (b)	11,390	11,390
ABN AMRO Munitops Certificates Trust, Series 2006-70 (INS: PSF-Guaranteed) (SPA: ABN AMRO Bank)
3.770%, 05/17/2008 (a) (b)	6,995	6,995
ABN AMRO Munitops Certificates Trust, Series 2007-28 (General Obligation) (INS: FGIC) (SPA: ABN AMRO Bank)
4.020%, 09/07/2007 (a) (b)	10,795	10,795
ABN AMRO Munitops Certificates Trust, Williamson County (INS: FSA) (SPA: ABN AMRO Bank)
4.010%, 09/07/2007 (a) (b)	10,395	10,395
Alamo Heights Independent School District, Series 980 (General Obligation) (INS: PSF-Guaranteed)
4.030%, 09/07/2007 (a) (b)	13,120	13,120
Aldine Independent School District (General Obligation) (INS: PSF-Guaranteed)
4.030%, 09/07/2007 (a) (b)	5,730	5,730
Brownsville Independent School District, Series 1059-B (General Obligation) (INS: PSF-Guaranteed)
4.030%, 09/07/2007 (a) (b)	6,720	6,720
Crawford Educational Facilities, Prince Peace Christian School (LOC: Wachovia Bank)
3.990%, 09/07/2007 (a)	5,530	5,530
Cypress-Fairbanks Independent School District, Series R-7058 (General Obligation) (INS: PSF-Guaranteed)
4.030%, 09/07/2007 (a) (b)	12,185	12,185
Dickinson Independent School District, Series 1517B (General Obligation) (INS: PSF-Guaranteed)
4.030%, 09/07/2007 (a) (b)	2,000	2,000
Ector County Independent School District, Series 1707 (General Obligation) (INS: PSF-Guaranteed)
4.030%, 09/07/2007 (a) (b)	6,520	6,520
Ector County Independent School District, Series 1708 (General Obligation) (INS: PSF-Guaranteed)
4.030%, 09/07/2007 (a) (b)	1,110	1,110
Georgetown Health Facilities Development, Retirement Facilities, Wesleyan Homes (LOC: Regions Bank)
3.990%, 09/07/2007 (a)	4,000	4,000
Harris County Health Facilities Development, Seven Acres Jewish Senior Care (LOC: J.P. Morgan Chase Bank)
4.010%, 09/07/2007 (a)	19,000	19,000
HFDC Central Texas, Retirement Facility Revenue, Series B (LOC: BNP Paribas)
4.000%, 09/07/2007 (a)	10,000	10,000
HFDC Central Texas, Village De San Antonio, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
4.030%, 09/07/2007 (a)	5,200	5,200
Houston Higher Education Revenue, Series 1865
4.030%, 09/07/2007 (a) (b)	9,250	9,250
Houston Higher Education Revenue, Series 11066
4.030%, 09/07/2007 (a) (b)	2,750	2,750
Houston Independent School District, Series 1078B (INS: PSF-Guaranteed)
4.030%, 09/07/2007 (a) (b)	5,735	5,735
Katy Independent School District (General Obligation) (INS: PSF-Guaranteed)
4.030%, 09/07/2007 (a) (b)	7,260	7,260
Kendall County Health Facilities, Morningside Ministries (LOC: Bank One)
4.020%, 09/07/2007 (a)	25,215	25,215
Kendall County Health Facilities, Morningside Ministries, Series B (LOC: Bank One)
3.990%, 09/07/2007 (a)	2,720	2,720
Lake Travis Independent School District, Series 1882 (General Obligation) (PSF-Guaranteed)
4.030%, 09/07/2007 (a) (b)	5,295	5,295
Lewisville Independent School District, Series 1441 (General Obligation) (PSF-Guaranteed)
4.030%, 09/07/2007 (a) (b)	8,355	8,355
Mansfield Independent School District, Series 1332 (General Obligation) (PSF-Guaranteed)
4.030%, 09/07/2007 (a) (b)	4,295	4,295
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
4.000%, 09/07/2007 (a)	17,280	17,280
San Antonio, Series 1611
3.870%, 09/07/2007 (a) (b)	7,660	7,660
Spring Branch Independent School District, Series 1899 (INS: PSF-Guaranteed)
4.030%, 09/07/2007 (a) (b)	5,000	5,000
Tarrant County Cultural Educational Facilities Financing, Northwest Senior Retirement Facility, Edgemere, Series B (LOC: LaSalle Bank)
3.980%, 09/07/2007 (a)	9,900	9,900
Texas State, Series 9089
4.030%, 09/07/2007 (a) (b)	14,785	14,785
Travis County Housing Financing, Student Housing, College Houses Project (LOC: Wachovia Bank)
4.010%, 09/07/2007 (a)	5,425	5,425

		286,440

Virginia – 2.4%
ABN AMRO Munitops Certificates Trust, Series 1998-21 (INS: FSA) (SPA: ABN AMRO Bank)
4.000%, 09/07/2007 (a) (b)	21,750	21,750
Fairfax County Economic Development Authority, Greenspring Retirement, Series B (LOC: Wachovia Bank)
3.980%, 09/07/2007 (a)	2,300	2,300
The accompanying notes are an integral part of the financial statements.
16      First American Funds Annual Report 2007

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Fairfax County Economic Development Authority, The Lorton Arts Foundation (LOC: Wachovia Bank)
3.970%, 09/07/2007 (a)	$14,000	$14,000
Harrisonburg Industrial Development Authority, Series A (LOC: Sovereign Bank) (LOC: Citibank)
4.000%, 09/07/2007 (a)	18,545	18,545

		56,595

Washington – 4.4%
Washington State (General Obligation) (INS: FSA)
4.030%, 09/07/2007 (a) (b)	5,300	5,300
Washington State Higher Educational Facilities, Cornish College Arts Project, Series A (LOC: Bank of America)
4.030%, 09/07/2007 (a)	6,160	6,160
Washington State Housing Financial Nonprofit Revenue, Bush School Project (LOC: Bank of America)
3.950%, 09/07/2007 (a)	9,000	9,000
Washington State Housing Financial Nonprofit Revenue, Greater Seattle YMCA (LOC: Bank of America)
3.850%, 09/07/2007 (a)	30,000	30,000
Washington State Housing Financial Nonprofit Revenue, Judson Park Project (LOC: Sovereign Bank) (LOC: KBC Bank)
4.020%, 09/07/2007 (a)	5,810	5,810
Washington State Housing Financial Nonprofit Revenue, Kenney Home Project (LOC: Wells Fargo Bank)
3.880%, 09/07/2007 (a)	17,620	17,620
Washington State Housing Financial Nonprofit Revenue, Open Window School Project (LOC: Bank of America)
3.950%, 09/07/2007 (a)	6,020	6,020
Washington State Housing Financial Nonprofit Revenue, Skyline at First Hill Project, Series C (LOC: Bank of America)
4.000%, 09/07/2007 (a)	9,000	9,000
Washington State Housing Financial Nonprofit Revenue, St. Thomas School Project, Series A (LOC: Bank of America)
3.950%, 09/07/2007 (a)	15,695	15,695

		104,605
West Virginia – 0.6%
ABN AMRO Munitops Certificates Trust, Series 2000-12 (INS: MBIA) (SPA: ABN AMRO Bank)
3.990%, 09/07/2007 (a) (b)	6,000	6,000
Monongalia County, Trinity Christian School (LOC: Fifth Third Bank)
3.980%, 09/07/2007 (a)	9,060	9,060
West Virginia State Hospital Financing Authority, Pallottine Health, Series A1 (LOC: Fifth Third Bank)
3.970%, 09/07/2007 (a)	130	130

		15,190

Wisconsin – 2.5%
Wisconsin State Health & Educational Facilities, Aurora Health Care, Series B (LOC: M&I Bank)
3.950%, 09/07/2007 (a)	26,060	26,060
Wisconsin State Health & Educational Facilities, Community Health, Series B (LOC: Fifth Third Bank)
3.970%, 09/07/2007 (a)	4,675	4,675
Wisconsin State Health & Educational Facilities, Felician Services, Series A (INS: AMBAC) (SPA: Bank One)
3.870%, 09/07/2007 (a)	75	75
Wisconsin State Health & Educational Facilities, Marshfield (LOC: Morgan Guaranty)
3.980%, 09/07/2007 (a)	8,000	8,000
Wisconsin State Health & Educational Facilities, Marshfield, Series B (LOC: M&I Bank)
4.040%, 09/07/2007 (a)	6,500	6,500
Wisconsin State Health & Educational Facilities, Oakwood Village (LOC: M&I Bank)
4.040%, 09/07/2007 (a)	10,555	10,555
Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One)
4.020%, 09/07/2007 (a)	3,740	3,740

		59,605

Total Municipal Bonds (Cost $2,320,579)		2,320,579

Money Market Fund – 3.6%
AIM TFIT-Tax-Free Cash Reserve Portfolio (Cost $84,616)	84,615,689	84,616

Total Investments – 101.1% (Cost $2,405,195)		2,405,195

Other Assets and Liabilities, Net – (1.1)%		(25,303)

Total Net Assets – 100.0%		$2,379,892

(a)	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2007. The date shown is the next reset date.

(b)	Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the funds’ board of directors. As of August 31, 2007, the value of these investments was $523,012 or 22.0% of total net assets.

AMBAC –	American Municipal Bond Assurance Company

FGIC –	Financial Guaranty Insurance Corporation

FHLMC –	Federal Home Loan Mortgage Corporation

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assistance

GTY –	Guarantee Agreement

INS –	Insured

LOC –	Letter of Credit

MBIA –	Municipal Bond Insurance Association

PLC –	Public Liability Company

PSF –	Permanent School Fund

SPA –	Standby Purchase Agreement
First American Funds Annual Report 2007       17

Schedule of  Investments August 31, 2007, all dollars are rounded to thousands (000)

Treasury Obligations Fund
DESCRIPTION	PAR	VALUE

Repurchase Agreements – 100.4%
ABN AMRO
5.100%, dated 08/31/2007, matures 09/04/2007, repurchase price $4,002,267 (collateralized by U.S. Treasury Obligations: Total market value $4,080,000)	$4,000,000	$4,000,000
Bank Of America
4.950%, dated 08/31/2007, matures 09/04/2007, repurchase price $200,110 (collateralized by U.S. Treasury Obligations: Total market value $204,000)	200,000	200,000
Barclays
5.100%, dated 08/31/2007, matures 09/04/2007, repurchase price $2,501,417 (collateralized by U.S. Treasury Obligations: Total market value $2,550,001)	2,500,000	2,500,000
Bear Stearns
5.100%, dated 08/31/2007, matures 09/04/2007, repurchase price $1,500,850 (collateralized by U.S. Treasury Obligations: Total market value $1,530,002)	1,500,000	1,500,000
Calyon
5.050%, dated 08/31/2007, matures 09/04/2007, repurchase price $400,224 (collateralized by U.S. Treasury Obligations: Total market value $408,000)	400,000	400,000
CS First Boston
5.050%, dated 08/31/2007, matures 09/04/2007, repurchase price $1,150,645 (collateralized by U.S. Treasury Obligations: Total market value $1,173,007)	1,150,000	1,150,000
Deutsche Bank
5.100%, dated 08/31/2007, matures 09/04/2007, repurchase price $2,501,417 (collateralized by U.S. Treasury Obligations: Total market value $2,550,000)	2,500,000	2,500,000
Goldman Sachs
5.000%, dated 08/31/2007, matures 09/04/2007, repurchase price $100,056 (collateralized by U.S. Treasury Obligations: Total market value $102,001)	100,000	100,000
Greenwich Capital
5.100%, dated 08/31/2007, matures 09/04/2007, repurchase price $1,000,567 (collateralized by U.S. Treasury Obligations: Total market value $1,020,005)	1,000,000	1,000,000
Lehman Brothers
5.000%, dated 08/31/2007, matures 09/04/2007, repurchase price $600,333 (collateralized by U.S. Treasury Obligations: Total market value $612,005)	600,000	600,000
Merrill Lynch
5.050%, dated 08/31/2007, matures 09/04/2007, repurchase price $1,901,066 (collateralized by U.S. Treasury Obligations: Total market value $1,938,003)	1,900,000	1,900,000
Morgan Stanley
5.100%, dated 08/31/2007, matures 09/04/2007, repurchase price $1,000,567 (collateralized by U.S. Treasury Obligations: Total market value $1,021,589)	1,000,000	1,000,000
Morgan Stanley
5.230%, dated 08/31/2007, matures 07/18/2008, repurchase price $450,000 (collateralized by U.S. Treasury Obligations: Total market value $459,715)	450,000	450,000
UBS Warburg
5.090%, dated 08/31/2007, matures 09/04/2007, repurchase price $2,325,992 (collateralized by U.S. Treasury Obligations: Total market value $2,371,174)	2,324,677	2,324,677

Total Repurchase Agreements (Cost $19,624,677)		19,624,677

Other Assets and Liabilities, Net – (0.4)%		(71,376)

Total Net Assets – 100.0%		$19,553,301

The accompanying notes are an integral part of the financial statements.
18      First American Funds Annual Report 2007

U.S. Treasury Money Market Fund
DESCRIPTION	PAR/SHARES	VALUE

U.S. Treasury Obligations – 99.3%
U.S. Treasury Bills (a)
4.209%, 09/06/2007	$195,194	$195,080
3.705%, 09/13/2007	110,000	109,864
4.357%, 09/17/2007	73,000	72,859
4.201%, 09/20/2007	140,000	139,689
4.855%, 09/27/2007	19,054	18,987
4.742%, 10/04/2007	95,320	94,906
4.564%, 10/11/2007	84,286	83,858
4.814%, 10/18/2007	50,000	49,686
4.870%, 10/25/2007	15,000	14,890
3.995%, 01/03/2008	15,000	14,794
4.850%, 01/17/2008	20,885	20,497
4.885%, 01/24/2008	10,000	9,803

Total U.S. Treasury Obligations (Cost $824,913)		824,913

Money Market Fund – 1.1%
Goldman Sachs Financial Square Treasury
Instruments Fund (Cost $8,623)	8,623,062	8,623

Total Investments – 100.4% (Cost $833,536)		833,536

Other Assets and Liabilities, Net – (0.4)%		(3,092)

Total Net Assets – 100.0%		$830,444

(a)	Yield shown is effective yield as of August 31, 2007.
First American Funds Annual Report 2007       19

Statements of  Assets and Liabilities August 31, 2007, all dollars and shares are rounded to thousands (000), except per share data

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments in securities, at amortized cost (note 2)	$2,338,362	$15,956,958	$2,405,195	$—	$833,536
Repurchase agreements, at amortized cost (note 2)	4,610,514	1,889,809	—	19,624,677	—
Cash	1	3,284	2,251	1	1
Receivable for securities sold	—	17,599	—	—	—
Receivable for interest	11,277	106,958	9,990	5,651	74
Receivable for capital shares sold	—	352	—	40	—
Prepaid expenses and other assets	15	44	21	21	63

Total assets	6,960,169	17,975,004	2,417,457	19,630,390	833,674

LIABILITIES:
Dividends payable	26,002	74,950	6,742	68,297	2,878
Payable for investment securities purchased	349,500	—	30,000	—	—
Payable for capital shares redeemed	—	478	—	7	—
Payable to affiliates (note 3)	1,165	3,494	417	3,400	138
Payable for distribution and shareholder servicing fees	1,416	2,873	354	5,236	181
Accrued expenses and other liabilities	58	126	52	149	33

Total liabilities	378,141	81,921	37,565	77,089	3,230

Net assets	$6,582,028	$17,893,083	$2,379,892	$19,553,301	$830,444

COMPOSITION OF NET ASSETS:
Portfolio capital	$6,582,098	$17,893,317	$2,379,903	$19,553,446	$830,445
Undistributed (distributions in excess of) net investment income	(32)	172	(5)	(5)	—
Accumulated net realized loss on investments (note 2)	(38)	(406)	(6)	(140)	(1)

Net assets	$6,582,028	$17,893,083	$2,379,892	$19,553,301	$830,444

Class A:
Net assets	$384,673	$2,048,485	$172,416	$1,719,685	$17,727
Shares issued and outstanding ($0.01 par value – 5 billion authorized*)	384,676	2,048,567	172,454	1,719,670	17,727
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class B:
Net assets	—	$11,789	—	—	—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	—	11,794	—	—	—
Net asset value, offering price, and redemption price per share	—	$1.00	—	—	—
Class C:
Net assets	—	$10,545	—	—	—
Shares issued and outstanding ($0.01 par value – 1 billion authorized)	—	10,541	—	—	—
Net asset value, offering price, and redemption price per share	—	$1.00	—	—	—
Class D:
Net assets	$1,320,996	$1,102,093	$51,119	$7,232,055	$230,031
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	1,321,020	1,102,125	51,120	7,232,140	230,031
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class I:
Net assets	—	$1,652,385	—	—	—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	—	1,652,473	—	—	—
Net asset value, offering price, and redemption price per share	—	$1.00	—	—	—
Class Y:
Net assets	$3,649,102	$6,189,316	$1,197,152	$6,143,979	$462,391
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	3,649,225	6,189,388	1,197,167	6,144,030	462,392
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$784,556	$6,100,756	$923,878	$2,596,399	$117,843
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	784,561	6,100,898	923,900	2,596,405	117,842
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Institutional Investor Class:
Net assets	$442,701	$777,714	$35,327	$693,614	$2,452
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	442,702	777,720	35,327	693,614	2,452
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Reserve Class:
Net assets	—	—	—	$1,167,569	—
Shares issued and outstanding ($0.01 par value – 5 billion authorized)	—	—	—	1,167,599	—
Net asset value, offering price, and redemption price per share	—	—	—	$1.00	—

*	20 billion shares were authorized for U.S. Treasury Money Market Fund.
The accompanying notes are an integral part of the financial statements.
20      First American Funds Annual Report 2007

Statements of  Operations For the year ended August 31, 2007, all dollars are rounded to thousands (000)

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Interest income	$314,212	$968,302	$77,897	$922,243	$41,316
Securities lending income (note 2)	260	—	—	25	—

Total investment income	314,472	968,302	77,897	922,268	41,316

EXPENSES (note 3):
Investment advisory fees	5,923	17,985	2,131	17,725	829
Administration fees and expenses	7,501	23,007	2,722	22,576	1,042
Transfer agent fees and expenses	149	338	128	224	121
Custodian fees	297	899	114	888	42
Registration fees	52	167	91	241	49
Professional fees	52	65	45	72	44
Postage and printing fees	66	301	45	241	24
Directors’ fees	38	48	27	61	28
Other expenses	51	62	63	104	62
Distribution and shareholder servicing fees – Class A	2,301	9,651	973	7,752	147
Distribution and shareholder servicing fees – Class B	—	107	—	—	—
Distribution and shareholder servicing fees – Class C	—	106	—	—	—
Distribution and shareholder servicing fees – Class D	4,697	4,469	252	26,934	785
Shareholder servicing fees – Class I	—	3,569	—	—	—
Shareholder servicing fees – Class Y	8,535	15,402	2,680	15,586	1,199
Shareholder servicing fees – Institutional Investor Class	395	725	21	576	6
Distribution and shareholder servicing fees – Piper Jaffray Class (note 1)	5	48	2	—	—
Distribution and shareholder servicing fees – Reserve Class	—	—	—	8,655	—

Total expenses	30,062	76,949	9,294	101,635	4,378

Less: Fee waivers (note 3)	(2,047)	(3,131)	(991)	(6,064)	(568)
Less: Indirect payments from the custodian (note 3)	(2)	(41)	(12)	(1)	—

Total net expenses	28,013	73,777	8,291	95,570	3,810

Investment income – net	286,459	894,525	69,606	826,698	37,506

Net realized gain (loss) on investments	(30)	(401)	18	—	34

Net increase in net assets resulting from operations	$286,429	$894,124	$69,624	$826,698	$37,540

First American Funds Annual Report 2007       21

Statements of  Changes in Net Assets all dollars are rounded to thousands (000)

	Government		Prime
	Obligations Fund		Obligations Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	8/31/07	8/31/06	8/31/07	8/31/06

OPERATIONS:
Investment income – net	$286,459	$199,852	$894,525	$712,338
Net realized gain (loss) on investments	(30)	—	(401)	(5)

Net increase in net assets resulting from operations	286,429	199,852	894,124	712,333

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(20,977)	(11,123)	(88,875)	(62,419)
Class B	—	—	(443)	(353)
Class C	—	—	(441)	(394)
Class D	(55,340)	(48,601)	(53,117)	(37,966)
Class I	—	—	(88,913)	(68,685)
Class Y	(165,972)	(112,012)	(302,140)	(232,423)
Class Z	(24,333)	(17,944)	(323,249)	(203,618)
Institutional Investor Class	(19,793)	(151)	(36,921)	(2,457)
Piper Jaffray Class (note 1)	(45)	(10,021)	(427)	(104,023)
Reserve Class	—	—	—	—
Net realized gain on investments:
Class A	—	—	—	—
Class D	—	—	—	—
Class I	—	—	—	—
Class Y	—	—	—	—
Class Z	—	—	—	—
Piper Jaffray Class (note 1)	—	—	—	—

Total distributions	(286,460)	(199,852)	(894,526)	(712,338)

CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	12,962,031	9,022,981	6,512,356	7,687,744
Reinvestment of distributions	2,549	1,580	60,926	30,193
Payments for redemptions	(13,009,478)	(8,748,771)	(6,232,204)	(7,153,994)

Increase (decrease) in net assets from Class A transactions	(44,898)	275,790	341,078	563,943

Class B:
Proceeds from sales	—	—	10,009	12,942
Reinvestment of distributions	—	—	379	284
Payments for redemptions	—	—	(10,367)	(12,061)

Increase in net assets from Class B transactions	—	—	21	1,165

Class C:
Proceeds from sales	—	—	11,196	19,710
Reinvestment of distributions	—	—	363	276
Payments for redemptions	—	—	(15,501)	(18,054)

Increase (decrease) in net assets from Class C transactions	—	—	(3,942)	1,932

Class D:
Proceeds from sales	6,929,212	7,579,788	19,234,917	26,233,880
Reinvestment of distributions	5	21	20	89
Payments for redemptions	(6,915,217)	(8,022,701)	(19,098,125)	(25,955,442)

Increase (decrease) in net assets from Class D transactions	14,000	(442,892)	136,812	278,527

Class I:
Proceeds from sales	—	—	12,090,743	10,188,111
Reinvestment of distributions	—	—	826	1,500
Payments for redemptions	—	—	(12,371,612)	(10,236,452)

Decrease in net assets from Class I transactions	—	—	(280,043)	(46,841)

Class Y:
Proceeds from sales	69,354,246	20,476,852	44,943,620	45,098,439
Reinvestment of distributions	34,921	25,490	74,281	67,787
Payments for redemptions	(68,868,585)	(19,832,119)	(44,729,276)	(44,209,061)

Increase in net assets from Class Y transactions	520,582	670,223	288,625	957,165

Class Z:
Proceeds from sales	21,519,822	4,062,674	208,049,592	140,513,109
Reinvestment of distributions	3,477	1,337	36,247	24,900
Payments for redemptions	(21,172,988)	(4,048,931)	(207,080,260)	(139,237,121)

Increase (decrease) in net assets from Class Z transactions	350,311	15,080	1,005,579	1,300,888

Institutional Investor Class (1):
Proceeds from sales	3,306,113	50,874	6,891,935	371,820
Reinvestment of distributions	—	—	—	—
Payments for redemptions	(2,882,682)	(31,603)	(6,342,803)	(143,233)

Increase (decrease) in net assets from Institutional Investor Class transactions	423,431	19,271	549,132	228,587

Piper Jaffray Class (note 1):
Proceeds from sales	1,649	299,788	21,870	2,359,322
Reinvestment of distributions	366	10,304	3,827	106,718
Payments for redemptions	(17,807)	(580,615)	(160,238)	(5,203,302)

Decrease in net assets from Piper Jaffray Class transactions	(15,792)	(270,523)	(134,541)	(2,737,262)

Reserve Class:
Proceeds from sales	—	—	—	—
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	—	—

Increase (decrease) in net assets from Reserve Class transactions	—	—	—	—

Increase (decrease) in net assets from capital share transactions	1,247,634	266,949	1,902,721	548,104

Total increase (decrease) in net assets	1,247,603	266,949	1,902,319	548,099
Net assets at beginning of year	5,334,425	5,067,476	15,990,764	15,442,665

Net assets at end of year	$6,582,028	$5,334,425	$17,893,083	$15,990,764

Undistributed (distributions in excess of) net investment income	$(32)	$(31)	$172	$173

(1)	Share class commenced operations on March 31, 2006.
The accompanying notes are an integral part of the financial statements.
22      First American Funds Annual Report 2007

Tax Free		Treasury		U.S. Treasury
Obligations Fund		Obligations Fund		Money Market Fund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
8/31/07	8/31/06	8/31/07	8/31/06	8/31/07	8/31/06

$69,606	$56,950	$826,698	$470,899	$37,506	$20,760
18	(1)	—	(58)	34	(23)

69,624	56,949	826,698	470,841	37,540	20,737

(5,639)	(3,818)	(69,120)	(45,423)	(1,249)	(1,107)
—	—	—	—	—	—
—	—	—	—	—	—
(1,922)	(759)	(310,071)	(195,844)	(8,570)	(7,045)
—	—	—	—	—	—
(34,365)	(24,394)	(296,240)	(143,752)	(21,712)	(10,441)
(26,972)	(23,599)	(73,794)	(40,392)	(5,697)	(2,070)
(695)	(110)	(28,192)	(4,418)	(278)	(97)
(13)	(4,271)	(2)	(1,070)	—	—
—	—	(49,279)	(40,000)	—	—
(2)	—	—	—	—	—
(1)	—	—	—	—	—
—	—	—	—	—	—
(9)	—	—	—	—	—
(5)	—	—	—	—	—
—	—	—	—	—	—

(69,623)	(56,951)	(826,698)	(470,899)	(37,506)	(20,760)

421,930	444,190	6,935,788	5,357,400	306,528	285,496
3,504	2,176	821	620	105	36
(425,816)	(401,810)	(6,713,343)	(5,036,344)	(355,690)	(223,977)

(382)	44,556	223,266	321,676	(49,057)	61,555

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

118,655	125,682	32,793,176	18,001,631	831,201	775,283
—	—	3	7	—	—
(114,842)	(94,068)	(31,612,458)	(16,729,339)	(789,676)	(1,217,206)

3,813	31,614	1,180,721	1,272,299	41,525	(441,923)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

4,363,608	3,051,944	81,787,466	53,340,895	6,165,783	2,408,741
4,234	4,205	21,148	22,631	—	—
(4,054,723)	(3,047,521)	(81,060,201)	(51,146,585)	(6,058,496)	(2,255,334)

313,119	8,628	748,413	2,216,941	107,287	153,407

3,838,274	5,506,043	19,659,278	15,261,846	599,663	206,016
1,261	4,561	6,120	8,766	—	—
(3,627,139)	(5,405,719)	(17,946,205)	(15,039,883)	(606,784)	(81,055)

212,396	104,885	1,719,193	230,729	(7,121)	124,961

92,822	10,098	4,740,379	901,944	123,391	20,286
—	—	—	—	—	—
(67,587)	(6)	(4,484,351)	(464,358)	(137,023)	(4,202)

25,235	10,092	256,028	437,586	(13,632)	16,084

336	235,729	26	83,011	—	—
136	4,411	39	1,105	—	—
(7,497)	(426,503)	(881)	(117,849)	—	—

(7,025)	(186,363)	(816)	(33,733)	—	—

—	—	3,587,276	3,200,243	—	—
—	—	24,074	24,113	—	—
—	—	(3,805,632)	(2,895,965)	—	—

—	—	(194,282)	328,391	—	—

547,156	13,412	3,932,523	4,773,889	79,002	(85,916)

547,157	13,410	3,932,523	4,773,831	79,036	(85,939)
1,832,735	1,819,325	15,620,778	10,846,947	751,408	837,347

$2,379,892	$1,832,735	$19,553,301	$15,620,778	$830,444	$751,408

$(5)	$(6)	$(5)	$(5)	$—	$—

First American Funds Annual Report 2007       23

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Dividends	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return (7)

Government Obligations Fund
Class A
2007 (1)	$1.00	$0.046	$(0.046)	$1.00	4.66%
2006 (1)	1.00	0.038	(0.038)	1.00	3.86
2005 (2)	1.00	0.017	(0.017)	1.00	1.73
2004 (3) (4)	1.00	0.004	(0.004)	1.00	0.45
2003 (3)	1.00	0.006	(0.006)	1.00	0.52
2002 (3)	1.00	0.014	(0.014)	1.00	1.41
Class D
2007 (1)	$1.00	$0.047	$(0.047)	$1.00	4.82%
2006 (1)	1.00	0.039	(0.039)	1.00	4.01
2005 (2)	1.00	0.019	(0.019)	1.00	1.87
2004 (3)	1.00	0.006	(0.006)	1.00	0.60
2003 (3)	1.00	0.008	(0.008)	1.00	0.78
2002 (3)	1.00	0.015	(0.015)	1.00	1.56
Class Y
2007 (1)	$1.00	$0.049	$(0.049)	$1.00	4.97%
2006 (1)	1.00	0.041	(0.041)	1.00	4.17
2005 (2)	1.00	0.020	(0.020)	1.00	2.01
2004 (3)	1.00	0.007	(0.007)	1.00	0.75
2003 (3)	1.00	0.009	(0.009)	1.00	0.93
2002 (3)	1.00	0.017	(0.017)	1.00	1.71
Class Z
2007 (1)	$1.00	$0.051	$(0.051)	$1.00	5.23%
2006 (1)	1.00	0.043	(0.043)	1.00	4.43
2005 (2)	1.00	0.022	(0.022)	1.00	2.25
2004 (5)	1.00	0.008	(0.008)	1.00	0.84
Institutional Investor Class
2007 (1)	$1.00	$0.050	$(0.050)	$1.00	5.13%
2006 (6)	1.00	0.020	(0.020)	1.00	2.03

(1)	For the period September 1 to August 31 in the year indicated.

(2)	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

(3)	For the period October 1 to September 30 in the year indicated.

(4)	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

(5)	For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

(6)	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

(7)	Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
24      First American Funds Annual Report 2007

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses to	Income to
	Ratio of	Investment	Average	Average Net
Net Assets	Expenses to	Income	Net Assets	Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$384,673	0.75%	4.56%	0.78%	4.53%
429,573	0.75	3.96	0.80	3.91
153,852	0.75	1.88	0.80	1.83
144,764	0.75	0.45	0.80	0.40
60,206	0.75	0.67	0.81	0.61
101,513	0.75	1.42	0.81	1.36

$1,320,996	0.60%	4.71%	0.63%	4.68%
1,307,002	0.60	3.90	0.65	3.85
1,749,894	0.60	2.07	0.65	2.02
834,112	0.60	0.60	0.65	0.55
902,940	0.60	0.73	0.65	0.68
428,307	0.60	1.57	0.66	1.51

$3,649,102	0.45%	4.86%	0.48%	4.83%
3,128,539	0.45	4.17	0.50	4.12
2,458,316	0.45	2.22	0.50	2.17
1,702,220	0.45	0.75	0.50	0.70
1,550,445	0.45	0.93	0.51	0.87
1,562,880	0.45	1.68	0.51	1.62

$784,556	0.20%	5.10%	0.23%	5.07%
434,248	0.20	4.34	0.25	4.29
419,167	0.20	2.37	0.25	2.32
424,941	0.20	1.12	0.25	1.07

$442,701	0.30%	5.01%	0.33%	4.98%
19,271	0.30	4.90	0.35	4.85

First American Funds Annual Report 2007       25

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Dividends	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return (7)

Prime Obligations Fund
Class A
2007 (1)	$1.00	$0.046	$(0.046)	$1.00	4.70%
2006 (1)	1.00	0.038	(0.038)	1.00	3.88
2005 (2)	1.00	0.017	(0.017)	1.00	1.75
2004 (3)(4)	1.00	0.005	(0.005)	1.00	0.48
2003 (3)	1.00	0.007	(0.007)	1.00	0.67
2002 (3)	1.00	0.014	(0.014)	1.00	1.46
Class B
2007 (1)	$1.00	$0.042	$(0.042)	$1.00	4.23%
2006 (1)	1.00	0.034	(0.034)	1.00	3.42
2005 (2)	1.00	0.013	(0.013)	1.00	1.33
2004 (3)	1.00	0.001	(0.001)	1.00	0.11
2003 (3)	1.00	0.001	(0.001)	1.00	0.04
2002 (3)	1.00	0.007	(0.007)	1.00	0.75
Class C
2007 (1)	$1.00	$0.042	$(0.042)	$1.00	4.26%
2006 (1)	1.00	0.034	(0.034)	1.00	3.42
2005 (2)	1.00	0.013	(0.013)	1.00	1.33
2004 (3)	1.00	0.001	(0.001)	1.00	0.11
2003 (3)	1.00	0.001	(0.001)	1.00	0.14
2002 (3)	1.00	0.007	(0.007)	1.00	0.75
Class D
2007 (1)	$1.00	$0.048	$(0.048)	$1.00	4.86%
2006 (1)	1.00	0.040	(0.040)	1.00	4.04
2005 (2)	1.00	0.019	(0.019)	1.00	1.89
2004 (3)	1.00	0.006	(0.006)	1.00	0.63
2003 (3)	1.00	0.008	(0.008)	1.00	0.82
2002 (3)	1.00	0.016	(0.016)	1.00	1.61
Class I
2007 (1)	$1.00	$0.050	$(0.050)	$1.00	5.10%
2006 (1)	1.00	0.042	(0.042)	1.00	4.28
2005 (2)	1.00	0.021	(0.021)	1.00	2.10
2004 (3)	1.00	0.009	(0.009)	1.00	0.86
2003 (3)	1.00	0.010	(0.010)	1.00	1.05
2002 (3)	1.00	0.018	(0.018)	1.00	1.84
Class Y
2007 (1)	$1.00	$0.049	$(0.049)	$1.00	5.02%
2006 (1)	1.00	0.041	(0.041)	1.00	4.20
2005 (2)	1.00	0.020	(0.020)	1.00	2.03
2004 (3)	1.00	0.008	(0.008)	1.00	0.78
2003 (3)	1.00	0.010	(0.010)	1.00	0.97
2002 (3)	1.00	0.017	(0.017)	1.00	1.76
Class Z
2007 (1)	$1.00	$0.052	$(0.052)	$1.00	5.31%
2006 (1)	1.00	0.044	(0.044)	1.00	4.49
2005 (2)	1.00	0.023	(0.023)	1.00	2.29
2004 (3)	1.00	0.011	(0.011)	1.00	1.06
2003 (5)	1.00	0.002	(0.002)	1.00	0.16
Institutional Investor Class
2007 (1)	$1.00	$0.051	$(0.051)	$1.00	5.20%
2006 (6)	1.00	0.020	(0.020)	1.00	2.05

(1)	For the period September 1 to August 31 in the year indicated.

(2)	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

(3)	For the period October 1 to September 30 in the year indicated.

(4)	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

(5)	For the period from August 1, 2003, when the class of shares was first offered, to September 30, 2003. All ratios for the period have been annualized, except total return.

(6)	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

(7)	Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
26      First American Funds Annual Report 2007

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses to	Income to
	Ratio of	Investment	Average	Average Net
Net Assets	Expenses to	Income	Net Assets	Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$2,048,485	0.78%	4.60%	0.78%	4.60%
1,707,450	0.78	3.81	0.79	3.80
1,143,508	0.78	1.86	0.80	1.84
1,296,169	0.78	0.50	0.80	0.48
120,863	0.78	0.59	0.80	0.57
34,147	0.78	1.31	0.81	1.28
$11,789	1.23%	4.16%	1.23%	4.16%
11,769	1.23	3.40	1.24	3.39
10,605	1.23	1.38	1.25	1.36
15,376	1.14	0.15	1.16	0.13
8,079	1.36	0.10	1.38	0.08
10,350	1.48	0.73	1.51	0.70
$10,545	1.23%	4.18%	1.23%	4.18%
14,486	1.23	3.41	1.24	3.40
12,551	1.23	1.39	1.25	1.37
19,349	1.15	0.17	1.17	0.15
6,736	1.33	0.07	1.35	0.05
2,958	1.48	0.71	1.51	0.68
$1,102,093	0.63%	4.76%	0.63%	4.76%
965,305	0.63	4.00	0.64	3.99
686,779	0.63	2.04	0.65	2.02
712,727	0.63	0.62	0.65	0.60
632,464	0.63	0.80	0.65	0.78
623,431	0.63	1.61	0.66	1.58
$1,652,385	0.40%	4.98%	0.43%	4.95%
1,932,477	0.40	4.16	0.44	4.12
1,979,318	0.40	2.29	0.45	2.24
1,647,456	0.40	0.87	0.45	0.82
1,631,687	0.40	1.07	0.42	1.05
2,578,732	0.40	1.85	0.43	1.82
$6,189,316	0.48%	4.90%	0.48%	4.90%
5,900,840	0.48	4.15	0.49	4.14
4,943,677	0.48	2.18	0.50	2.16
5,309,431	0.48	0.76	0.50	0.74
6,830,595	0.48	0.98	0.50	0.96
8,666,782	0.48	1.73	0.51	1.70
$6,100,756	0.20%	5.19%	0.23%	5.16%
5,095,307	0.20	4.48	0.24	4.44
3,794,421	0.20	2.44	0.25	2.39
3,377,543	0.20	1.09	0.25	1.04
3,228,365	0.20	0.97	0.22	0.95
$777,714	0.30%	5.09%	0.33%	5.06%
228,587	0.30	4.93	0.34	4.89

First American Funds Annual Report 2007       27

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Dividends	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return (7)

Tax Free Obligations Fund
Class A
2007 (1)	$1.00	$0.029	$(0.029)	$1.00	2.94%
2006 (1)	1.00	0.024	(0.024)	1.00	2.45
2005 (2)	1.00	0.012	(0.012)	1.00	1.22
2004 (3)(4)	1.00	0.003	(0.003)	1.00	0.35
2003 (3)	1.00	0.005	(0.005)	1.00	0.45
2002 (3)	1.00	0.008	(0.008)	1.00	0.85
Class D
2007 (1)	$1.00	$0.031	$(0.031)	$1.00	3.09%
2006 (1)	1.00	0.026	(0.026)	1.00	2.61
2005 (2)	1.00	0.013	(0.013)	1.00	1.36
2004 (3)	1.00	0.005	(0.005)	1.00	0.50
2003 (3)	1.00	0.006	(0.006)	1.00	0.60
2002 (3)	1.00	0.010	(0.010)	1.00	1.01
Class Y
2007 (1)	$1.00	$0.032	$(0.032)	$1.00	3.25%
2006 (1)	1.00	0.027	(0.027)	1.00	2.76
2005 (2)	1.00	0.015	(0.015)	1.00	1.50
2004 (3)	1.00	0.006	(0.006)	1.00	0.65
2003 (3)	1.00	0.008	(0.008)	1.00	0.76
2002 (3)	1.00	0.011	(0.011)	1.00	1.16
Class Z
2007 (1)	$1.00	$0.035	$(0.035)	$1.00	3.51%
2006 (1)	1.00	0.030	(0.030)	1.00	3.02
2005 (2)	1.00	0.017	(0.017)	1.00	1.73
2004 (5)	1.00	0.007	(0.007)	1.00	0.75
Institutional Investor Class
2007 (1)	$1.00	$0.034	$(0.034)	$1.00	3.40%
2006 (6)	1.00	0.014	(0.014)	1.00	1.37

(1)	For the period September 1 to August 31 in the year indicated.

(2)	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

(3)	For the period October 1 to September 30 in the year indicated.

(4)	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

(5)	For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

(6)	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

(7)	Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
28      First American Funds Annual Report 2007

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses to	Income (Loss)
	Ratio of	Investment	Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$172,416	0.75%	2.90%	0.80%	2.85%
172,800	0.75	2.43	0.80	2.38
128,245	0.75	1.27	0.80	1.22
159,531	0.75	0.34	0.80	0.29
123,272	0.75	0.48	0.81	0.42
206,647	0.75	0.88	0.81	0.82
$51,119	0.60%	3.05%	0.65%	3.00%
47,306	0.60	2.60	0.65	2.55
15,693	0.60	1.49	0.65	1.44
14,134	0.60	0.48	0.65	0.43
19,343	0.60	0.59	0.65	0.54
20,952	0.60	1.03	0.66	0.97
$1,197,152	0.45%	3.20%	0.50%	3.15%
884,041	0.45	2.71	0.50	2.66
875,414	0.45	1.62	0.50	1.57
768,269	0.45	0.63	0.50	0.58
880,685	0.45	0.72	0.50	0.67
584,132	0.45	1.14	0.51	1.08
$923,878	0.20%	3.46%	0.25%	3.41%
711,489	0.20	2.99	0.25	2.94
606,603	0.20	1.87	0.25	1.82
485,135	0.20	0.96	0.25	0.91
$35,327	0.30%	3.35%	0.35%	3.30%
10,092	0.30	3.26	0.35	3.21

First American Funds Annual Report 2007       29

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Dividends	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return (8)

Treasury Obligations Fund
Class A
2007 (1)	$1.00	$0.045	$(0.045)	$1.00	4.55%
2006 (1)	1.00	0.037	(0.037)	1.00	3.79
2005 (2)	1.00	0.016	(0.016)	1.00	1.65
2004 (3) (4)	1.00	0.004	(0.004)	1.00	0.39
2003 (3)	1.00	0.006	(0.006)	1.00	0.56
2002 (3)	1.00	0.013	(0.013)	1.00	1.34
Class D
2007 (1)	$1.00	$0.046	$(0.046)	$1.00	4.71%
2006 (1)	1.00	0.039	(0.039)	1.00	3.95
2005 (2)	1.00	0.018	(0.018)	1.00	1.79
2004 (3)	1.00	0.005	(0.005)	1.00	0.54
2003 (3)	1.00	0.007	(0.007)	1.00	0.71
2002 (3)	1.00	0.015	(0.015)	1.00	1.49
Class Y
2007 (1)	$1.00	$0.048	$(0.048)	$1.00	4.86%
2006 (1)	1.00	0.040	(0.040)	1.00	4.10
2005 (2)	1.00	0.019	(0.019)	1.00	1.93
2004 (3)	1.00	0.007	(0.007)	1.00	0.69
2003 (3)	1.00	0.009	(0.009)	1.00	0.86
2002 (3)	1.00	0.016	(0.016)	1.00	1.64
Class Z
2007 (1)	$1.00	$0.051	$(0.051)	$1.00	5.13%
2006 (1)	1.00	0.043	(0.043)	1.00	4.36
2005 (2)	1.00	0.021	(0.021)	1.00	2.16
2004 (5)	1.00	0.008	(0.008)	1.00	0.80
Institutional Investor Class
2007 (1)	$1.00	$0.049	$(0.049)	$1.00	5.02%
2006 (6)	1.00	0.020	(0.020)	1.00	2.00
Reserve Class
2007 (1)	$1.00	$0.043	$(0.043)	$1.00	4.35%
2006 (1)	1.00	0.035	(0.035)	1.00	3.60
2005 (7)	1.00	—	—	1.00	0.01

(1)	For the period September 1 to August 31 in the year indicated.

(2)	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

(3)	For the period October 1 to September 30 in the year indicated.

(4)	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

(5)	For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

(6)	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

(7)	Reserve Class shares have been offered since August 31, 2005. All ratios for the period have been annualized, except total return.

(8)	Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
30      First American Funds Annual Report 2007

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses to	Income to
Net Assets	Ratio of	Investment	Average	Average Net
End of	Expenses to	Income	Net Assets	Assets
Period	Average	to Average	(Excluding	(Excluding
(000)	Net Assets	Net Assets	Waivers)	Waivers)

$1,719,685	0.75%	4.46%	0.78%	4.43%
1,496,419	0.75	3.76	0.79	3.72
1,174,750	0.75	1.77	0.80	1.72
1,197,325	0.75	0.39	0.80	0.34
1,354,195	0.75	0.57	0.80	0.52
1,648,326	0.75	1.34	0.81	1.28
$7,232,055	0.60%	4.61%	0.63%	4.58%
6,051,333	0.60	3.93	0.64	3.89
4,779,060	0.60	1.93	0.65	1.88
4,898,189	0.60	0.53	0.65	0.48
5,720,129	0.60	0.68	0.65	0.63
5,155,284	0.60	1.48	0.66	1.42
$6,143,979	0.45%	4.75%	0.48%	4.72%
5,395,566	0.45	4.14	0.49	4.10
3,178,640	0.45	2.10	0.50	2.05
2,838,253	0.45	0.68	0.50	0.63
3,570,394	0.45	0.85	0.51	0.79
2,996,616	0.45	1.62	0.51	1.56
$2,596,399	0.20%	4.98%	0.23%	4.95%
877,206	0.20	4.29	0.24	4.25
646,481	0.20	2.45	0.25	2.40
166,347	0.20	0.99	0.25	0.94
$693,614	0.30%	4.89%	0.33%	4.86%
437,586	0.30	4.87	0.34	4.83
$1,167,569	0.94%	4.27%	0.98%	4.23%
1,361,851	0.94	3.57	0.99	3.52
1,033,467	0.94	2.60	1.00	2.54

First American Funds Annual Report 2007       31

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Dividends	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return (4)

U.S. Treasury Money Market Fund
Class A
2007 (1)	$1.00	$0.043	$(0.043)	$1.00	4.31%
2006 (1)	1.00	0.035	(0.035)	1.00	3.56
2005 (2)	1.00	0.015	(0.015)	1.00	1.49
Class D
2007 (1)	$1.00	$0.044	$(0.044)	$1.00	4.47%
2006 (1)	1.00	0.037	(0.037)	1.00	3.71
2005 (2)	1.00	0.016	(0.016)	1.00	1.63
Class Y
2007 (1)	$1.00	$0.046	$(0.046)	$1.00	4.62%
2006 (1)	1.00	0.038	(0.038)	1.00	3.87
2005 (2)	1.00	0.017	(0.017)	1.00	1.75
Class Z
2007 (1)	$1.00	$0.048	$(0.048)	$1.00	4.88%
2006 (1)	1.00	0.041	(0.041)	1.00	4.15
2005 (2)	1.00	0.020	(0.020)	1.00	2.00
Institutional Investor Class
2007 (1)	$1.00	$0.047	$(0.047)	$1.00	4.78%
2006 (3)	1.00	0.019	(0.019)	1.00	1.91

(1)	For the period September 1 to August 31 in the year indicated.

(2)	For the period from October 25, 2004, commencement of operations, to August 31, 2005. All ratios for the period have been annualized, except total return.

(3)	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

(4)	Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
32      First American Funds Annual Report 2007

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses to	Income to
	Ratio of	Investment	Average	Average Net
Net Assets	Expenses to	Income	Net Assets	Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$17,727	0.75%	4.25%	0.82%	4.18%
66,783	0.75	3.96	0.84	3.87
5,229	0.75	1.51	0.82	1.44
$230,031	0.60%	4.37%	0.67%	4.30%
188,499	0.60	3.62	0.69	3.53
630,430	0.60	2.34	0.67	2.27
$462,391	0.45%	4.53%	0.52%	4.46%
355,081	0.45	3.91	0.54	3.82
201,687	0.45	2.08	0.52	2.01
$117,843	0.20%	4.80%	0.27%	4.73%
124,961	0.20	4.66	0.29	4.57
1	0.20	2.37	0.27	2.30
$2,452	0.30%	4.69%	0.37%	4.62%
16,084	0.30	4.68	0.39	4.59

First American Funds Annual Report 2007       33

Notes to  Financial Statements  August 31, 2007, all dollars are rounded to thousands (000)

1 >	Organization

The Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future.

FAF offers Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares. Prior to December 1, 2003, Class A shares were named Class S shares and Piper Jaffray Class shares were named Class A shares. Effective September 26, 2006, the funds discontinued offering Piper Jaffray Class shares. As of such date, Piper Jaffray Class shares were redeemed or exchanged for Class A shares of the respective fund. Class A shares are not subject to sales charges. Class B and Class C shares of Prime Obligations Fund are only available pursuant to an exchange for Class B and Class C shares, respectively, of another fund in the First American Family of Funds or certain other unaffiliated funds, or in establishing a systematic exchange program that will be used to purchase Class B and Class C shares, respectively, of those funds. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months and will not convert to Class A shares. Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares are offered only to qualifying institutional investors. Class B, Class C, and Class I shares are not offered by Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, or U.S. Treasury Money Market Fund. Reserve Class shares are offered by Treasury Obligations Fund only.

The funds’ prospectuses provide descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the funds are determined at least once per week using prices supplied by the funds’ independent pricing services. These values are then compared to the securities’ amortized cost. Securities whose market price varies from amortized cost by more than 0.5% are identified and validated with the pricing service. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.5%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the fiscal year ended August 31, 2007, the differences between the aggregate market price and the aggregate amortized cost of all securities did not exceed 0.25% for any fund.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. Due to changes in market conditions during the fiscal year, a number of Prime Obligation Fund’s holdings that had previously been determined to be liquid were deemed to be illiquid. For so long as Prime Obligations Fund holds illiquid securities representing 10% or more of its total assets, the fund may not purchase additional illiquid securities. In addition, the fund will attempt to reduce its holdings of illiquid
34      First American Funds Annual Report 2007

securities in an orderly fashion. Nevertheless, the Board of Directors has determined that disposal of certain securities held by Prime Obligations Fund would not be in the best interest of the fund at this time, taking into account, among other things, market conditions that could affect the orderly disposition of such securities. Securities with respect to which this determination has been made are securities issued by Cheyne Finance LLC, KKR Atlantic Funding, KKR Pacific Funding, and Ottimo Funding. See note 8 for additional information regarding these investments.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

On the Statements of Assets and Liabilities, the following reclassifications were made:

		Undistributed
	Accumulated Net	Net Investment
	Realized Loss	Income

Tax Free Obligations Fund	$(1)	$1

The tax character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the fund. The distributions paid during the fiscal years ended August 31, 2007 and August 31, 2006 (adjusted by dividends payable as of August 31, 2007 and August 31, 2006) were as follows:

	August 31, 2007

	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total

Government Obligations Fund	$283,469	$—	$—	$283,469
Prime Obligations Fund	890,465	—	—	890,465
Tax Free Obligations Fund	90	67,750		67,840
Treasury Obligations Fund	820,049	—	—	820,049
U.S. Treasury Money Market Fund	37,570	—	—	37,570

	August 31, 2006

	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total

Government Obligations Fund	$187,771	$—	$—	$187,771
Prime Obligations Fund	680,871	—	—	680,871
Tax Free Obligations Fund	1	55,012	5	55,018
Treasury Obligations Fund	434,691	—	—	434,691
U.S. Treasury Money Market Fund	18,670	—	—	18,670

As of August 31, 2007, the components of accumulated earnings (deficit) on a tax-basis were as follows:

				Accumulated
	Undistributed	Undistributed	Undistributed	Capital and	Unrealized	Total
	Ordinary	Tax Exempt	Long Term	Post-October	Appreciation	Accumulated
Fund	Income	Income	Capital Gains	Losses	(Depreciation)	Earnings

Government Obligations Fund	$25,987	$—	$—	$(38)	$—	$25,949
Prime Obligations Fund	75,175	—	—	(406)	—	74,769
Tax Free Obligations Fund	—	6,746	—	—	(6)	6,740
Treasury Obligations Fund	68,330	—	—	(140)	—	68,190
U.S. Treasury Money Market Fund	2,883	—	—	(1)	—	2,882

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2007 and the deferral of wash sale losses.
First American Funds Annual Report 2007       35

Notes to  Financial Statements  continued

As of August 31, 2007, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

	Expiration Year

Fund	2008	2009	2010	2011	2012	2013		2014	2015	Total

Government Obligations Fund	$—	$—	$—	$—	$—	$	—*	$8	$26	$34
Prime Obligations Fund	—	—	—	—	—		—	—	404	404
Treasury Obligations Fund	63	—	—	—	—		—	20	57	140
U.S. Treasury Money Market Fund	—	—	—	—	—		—	—*	—*	1

* Less than $1

Government Obligations Fund and Prime Obligations Fund incurred losses of $4 and $2, respectively, for tax purposes, for the period from November 1, 2006 to August 31, 2007. As permitted by tax regulations, the funds intend to elect to defer and treat those losses as arising in the fiscal year ending August 31, 2008.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreements with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each such fund may also invest in triparty repurchase agreements. Securities held as collateral for triparty repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements are designed to ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

SECURITIES LENDING – In order to generate additional income, each fund, other than U.S. Treasury Money Market Fund, may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Currently, only Government Obligations Fund and Treasury Obligations Fund lend their securities. Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Investment Company Act Rule 2a-7. As of August 31, 2007, Government Obligations Fund and Treasury Obligations Fund had no loaned securities, and therefore had no cash collateral invested.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). As the securities lending agent, U.S. Bank receives fees as a percentage of each fund’s income from securities lending transactions. For the fiscal year ended August 31, 2007, Government Obligations Fund and Treasury Obligations Fund paid $119 and $12, respectively, to U.S. Bank, for serving as the securities lending agent.

Each fund’s income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to U.S. Bank.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal year ended August 31, 2007.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of
36      First American Funds Annual Report 2007

the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors, Inc. (“FAF Advisors”) manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets. FAF Advisors has agreed to waive fees and reimburse other fund expenses until October 31, 2008, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class

								Institutional
Fund	A	B	C	D	I	Y	Z	Investor	Reserve

Government Obligations Fund	0.75%	—%	—%	0.60%	—%	0.45%	0.20%	0.30%	—%
Prime Obligations Fund	0.78	1.23	1.23	0.63	0.40	0.48	0.20	0.30	—
Tax Free Obligations Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	—
Treasury Obligations Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	0.94
U.S. Treasury Money Market Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	—

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from the custodian” in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.
First American Funds Annual Report 2007       37

Notes to  Financial Statements  continued

For the fiscal year ended August 31, 2007, custodian fees were increased as a result of overdrafts and decreased as a result of interest earned as follows:

Fund	Increased	Decreased

Government Obligations Fund	$—	$2
Prime Obligations Fund	—	41
Tax Free Obligations Fund	21	12
Treasury Obligations Fund	2	1
U.S. Treasury Money Market Fund	1	—

DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, 0.15%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class B shares, Class C shares, Class D shares, and Reserve Class shares, respectively. No distribution or shareholder servicing fees are paid by Institutional Investor Class shares, Class Y shares, Class I shares, or Class Z shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of FAF Advisors for the fiscal year ended August 31, 2007:

Fund	Amount

Government Obligations Fund	$2,887
Prime Obligations Fund	5,896
Tax Free Obligations Fund	567
Treasury Obligations Fund	19,644
U.S. Treasury Money Market Fund	382

SHAREHOLDER SERVICING (NON-12b-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with FAF Advisors, under which FAF Advisors has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y shares, Institutional Investor Class, and Reserve Class shares. Each fund pays FAF Advisors a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class Y, and Reserve Class shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class I shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Institutional Investor Class shares. During the fiscal year ended August 31, 2007, shareholder servicing fees of $535 and $218 were waived on Class I shares and Institutional Investor Class shares, respectively, of Prime Obligations Fund, and $115 was waived on Reserve Class shares of Treasury Obligations Fund.

Under this shareholder servicing plan and agreement, the following amounts were paid to FAF Advisors for the fiscal year ended August 31, 2007:

Fund	Amount

Government Obligations Fund	$13,019
Prime Obligations Fund	26,586
Tax Free Obligations Fund	3,346
Treasury Obligations Fund	39,642
U.S. Treasury Money Market Fund	1,769

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the fiscal year ended August 31, 2007, legal fees and expenses of $64 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Contingent Deferred Sales Charge
as a Percentage of Dollar
Year Since Purchase	Amount Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first twelve months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less. For the fiscal year ended August 31, 2007, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing shares of Prime Obligations Fund were $24.

Prime Obligations Fund Class B shares converted to Class A shares (reflected as proceeds from sales of Class A shares and payments for redemptions of Class B shares) during the fiscal year ended August 31, 2007 and
38      First American Funds Annual Report 2007

the fiscal year ended August 31, 2006 in the amount of 511,476 and 346,282 shares, respectively.

4 >	Investment Security Transactions

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of the securities for federal income tax purposes at August 31, 2007 were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
	Unrealized	Unrealized		Tax
	Appreciation	Depreciation	Net	Cost

Government Obligations Fund	$—	$—	$—	$6,948,876
Prime Obligations Fund	—	—	—	17,846,767
Tax Free Obligations Fund	—	(6)	(6)	2,405,201
Treasury Obligations Fund	—	—	—	19,624,677
U.S. Treasury Money Market Fund	—	—	—	833,536

5 >	Portfolio Characteristics of the Tax Free Obligations Fund

The Tax Free Obligations Fund invests in five different types of municipal securities. At August 31, 2007, the percentage of portfolio investments by each category was as follows:

Tax Free
Obligations
Fund

Weekly Variable Rate Demand Notes	88.5%
Municipal Notes & Bonds	4.3
Investment Company	3.6
Commercial Paper & Put Bonds	3.5
Daily Variable Rate Demand Notes	0.1

100.0%

The Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At August 31, 2007, the percentage of portfolio investments in longer-term securities by each revenue source, was as follows:

Tax Free
Obligations
Fund

Tax and Revenue Anticipation Notes	49.4%
General Obligations	44.4
Revenue Bonds	6.2

100.0%

The implied credit ratings of all portfolio holdings as a percentage of total market value of investments at August 31, 2007, were as follows (unaudited):

Tax Free
Obligations
Standard & Poor’s/ Moody’s/Fitch Ratings	Fund

AAA	39.4%
AA	60.6

100.0%

Individual security ratings are based on information from Moody’s Investor Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security the lowest rating is used, unless ratings are provided by all three agencies, in which case the middle rating is used.

6 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7 >	New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in fund net asset value calculations as late as the funds’ last net asset value calculation in the first required financial statement reporting period. As a result, the funds will incorporate FIN 48 in their semiannual report on February 29, 2008. At this time, management is evaluating the implications of FIN 48, and its impact in the financial statements has not yet been determined.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosure about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of August 31, 2007, the funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.
First American Funds Annual Report 2007       39

Notes to  Financial Statements  concluded

8 >	Subsequent Events

On October 26, 2007, an affiliate of the funds’ advisor purchased all Ottimo Funding Trust secured liquidity notes held by Prime Obligations Fund. These notes were purchased for cash at a price equal to the notes’ amortized cost plus accrued interest, in accordance with Rule 17a-9 under the Investment Company Act of 1940.

In addition, as of October 26, 2007, securities held by the Prime Obligations Fund and issued by Cheyne Finance LLC (“Cheyne”) are in the process of being restructured. A receiver has been appointed and has declared an “insolvency event” with respect to the program. This has caused an acceleration of all senior notes, including the notes held by the fund, which has the effect of preserving all cash for the benefit of all senior noteholders. The receiver is in the process of negotiating a restructuring plan designed to maximize the value of these securities but there is no assurance such a plan will be effected.

On October 15, 2007, securities issued by KKR Atlantic Funding Trust (“KKR Atlantic”) and KKR Pacific Funding Trust (“KKR Pacific”) were restructured. As of that date, the Prime Obligations Fund owned $85,823,153 principal amount of amended notes issued by KKR Atlantic and $93,856,605 principal amount of amended notes issued by KKR Pacific. The amended notes issued by each trust mature on March 13, 2008, with 50% of the principal amount subject to mandatory prepayment on February 15, 2008. The notes bear interest at the London Interbank Offered Rate (“LIBOR”) plus 35 basis points, reset monthly, and are subject to mandatory prepayment from available cash flows from the liquidation of collateral.

As described above in note 2, in order to determine the continuing appropriateness of valuing Prime Obligations Fund’s portfolio at amortized cost, the market values of the securities held by the fund are compared at least once per week to the securities’ amortized cost. For purposes of this comparison, the market values used for the securities issued by KKR Atlantic, KKR Pacific and Cheyne are their fair values determined pursuant to procedures approved by the board of directors. Because the difference between Prime Obligation Fund’s net asset value per share calculated using market values and its amortized cost per share continues to be less than 0.25%, management continues to value Prime Obligations Fund at amortized cost.
40      First American Funds Annual Report 2007

 NOTICE TO SHAREHOLDERS (unaudited)
TAX INFORMATION

The information set forth below is for each funds’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2008 on Form 1099. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2007, each fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the year as follows:

	Long Term	Ordinary
	Capital Gains	Income		Total
	Distributions	Distributions	Tax Exempt	Distributions
Fund	(Tax Basis)	(Tax Basis)	Interest	(Tax Basis) (a)

Government Obligations Fund	—%	100.00%	—%	100.00%
Prime Obligations Fund	—	100.00	—	100.00
Tax Free Obligations Fund	—	0.13	99.87	100.00
Treasury Obligations Fund	—	100.00	—	100.00
U.S. Treasury Money Market Fund	—	100.00	—	100.00

(a)	None of the dividends paid by the Funds are eligible for the dividends received deduction or are characterized as qualified dividend income.
ADDITIONAL INFORMATION APPLICABLE TO FOREIGN SHAREHOLDERS ONLY

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for each fund were as follows (unaudited):

Government Obligation Fund	99.00%
Prime Obligations Fund	86.54%
Tax Free Obligations Fund	74.86%
Treasury Obligations Fund	99.92%
U.S. Treasury Money Market Fund	98.99%

The percentage as ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each Fund were as follows (unaudited):

Government Obligations Fund	0.00%
Prime Obligations Fund	0.00%
Tax Free Obligations Fund	20.43%
Treasury Obligations Fund	0.00%
U.S. Treasury Money Market Fund	0.00%
HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.
FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
First American Funds Annual Report 2007       41

 NOTICE TO SHAREHOLDERS (unaudited) continued
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the funds (the “Board”), which is comprised entirely of independent directors, oversees the management of each fund and, as required by law, determines annually whether to renew the funds’ advisory agreement with FAF Advisors, Inc. (“FAF Advisors”).

At a meeting on May 1-3, 2007, the Board considered information relating to the funds’ investment advisory agreement with FAF Advisors (the “Agreement”). In advance of the meeting, the Board received materials relating to the Agreement, and had the opportunity to ask questions and request further information in connection with their consideration. At a subsequent meeting on June 19-21, 2007, the Board concluded its consideration of and approved the Agreement through June 30, 2008.

Although the Agreement, which is with First American Funds, Inc., relates to all of the funds, the Board of Directors separately considered and approved the Agreement with respect to each fund. In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of FAF Advisors’ services to the fund, (2) the investment performance of the fund, (3) the profitability of FAF Advisors related to the fund, including an analysis of FAF Advisors’ cost of providing services and comparative expense information, (4) whether economies of scale are realized as the fund grows and whether fee levels share these economies of scale with fund investors, and (5) other benefits that accrue to FAF Advisors through its relationship with the funds. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement with respect to any fund.

Before approving the Agreement, the independent directors met in executive session with their independent counsel on numerous occasions to consider the materials provided by FAF Advisors and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of each fund. In reaching its conclusion, the Board considered the following:
Nature, Quality and Extent of Investment Advisory Services

The Board examined the nature, quality and extent of the services provided by FAF Advisors to each fund. The Board reviewed FAF Advisors’ key personnel who provide investment management services to each fund as well as the fact that, under the Agreement, FAF Advisors has the authority and responsibility to make and execute investment decisions for each fund within the framework of that fund’s investment policies and restrictions, subject to review by the Board. The Board further considered that FAF Advisors’ duties with respect to each fund include (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the fund’s investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the fund, including the fund’s distributor, sub-administrator, transfer agent and custodian. Finally, the Board considered FAF Advisor’s representation that the services provided by FAF Advisors under the Agreement are the type of services customarily provided by investment advisors in the fund industry.

The Board also considered compliance reports about FAF Advisors from the funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that each fund is likely to benefit from the nature, extent and quality of the services provided by FAF Advisors under the Agreement.
Investment Performance of the Funds

The Board considered the performance of each fund, including comparative information provided by an independent data service regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”). The performance periods reviewed by the Board all ended on January 31, 2007.

For each fund, the Board considered that different share classes have different expense structures and that each share class has been in existence for a different period of time (other than with respect to the U.S. Treasury Money Market Fund, whose share classes have been in existence for the same time-period). As a result, the Board considered separately (i) one-, three-and five-year performance information for Class A shares, (ii) one- and three-year performance information for Class Z shares and (iii) one-, three-, five- and ten-year performance information for Class Y shares. The Board considered only one-year performance information for all share classes of U.S. Treasury Money Market Fund, which has not been in existence for the longer time periods.

Government Obligations Fund. The Board considered that the fund’s Class A shares outperformed or equaled the performance universe median and also noted that the fund’s Class Z shares significantly outperformed the performance universe median. The fund’s Class Y shares underperformed the performance universe median for the one and three-year
42      First American Funds Annual Report 2007

periods. The Board concluded that, in light of the fund’s competitive performance, it would be in the interest of the fund and its shareholders for the Board to renew the Agreement.

Prime Obligations Fund. The Board considered that, for all periods, the fund’s Class A shares outperformed the performance universe median and that, for all periods, the fund’s Class Z shares significantly outperformed the performance universe median. The Board also considered that for all performance periods, the fund’s Class Y shares were below (but within ten basis points of) the median of the performance universe. The Board concluded that, in light of the fund’s competitive performance, it would be in the interest of the fund and its shareholders for the Board to renew the Agreement.

Tax Free Obligations Fund. The Board considered that the fund’s Class Z shares significantly outperformed the median of the performance universe and that the fund’s Class A and Class Y shares underperformed the median. The Board considered FAF Advisors’ assertion that this underperformance is attributable to the high quality of the fund’s portfolio securities as compared to its peers and the entirely tax-free nature of the fund’s income. The Board also compared the fund’s performance to that of an iMoneyNet peer universe that excludes funds investing in securities subject to the alternative minimum tax (since the fund does not invest in those securities). The Board noted that the fund’s Class Y share performance (gross of expenses) was equal to the median for the one- and three-year periods, and was only one basis point below the median for the five-year period. In light of these and other considerations, the Board concluded that it would be in the interest of the fund and its shareholders for the Board to renew the Agreement.

Treasury Obligations Fund. The Board considered that the fund’s Class A shares outperformed the performance universe median and that the fund’s Class Z shares significantly outperformed the median. Further, the Board considered that the fund’s Class Y shares outperformed the median for the one- and three-year periods, although they slightly underperformed the median for the five- and ten-year periods. The Board concluded that, in light of the fund’s competitive performance, it would be in the interest of the fund and its shareholders for the Board to renew the Agreement.

U.S. Treasury Money Market Fund. The Board considered that, while the fund’s Class A and Class Y shares underperformed the median of the fund’s performance universe, the fund’s Class Z shares significantly outperformed the performance universe median. The Board noted that the fund invests exclusively in U.S. Treasury obligations and may not invest in repurchase agreements. The Board considered FAF Advisors’ representation that the fund’s performance universe includes funds that invest principally, but not exclusively, in U. S. Treasury obligations and therefore, the universe includes funds that invest in repurchase agreements. The Board further considered the positive impact that investments in repurchase agreements had on funds in the performance universe. The Board concluded that, in light of the fund’s exclusive investment in U.S. Treasuries and in light of its short history of operations (the fund did not have three-year performance for the Board to consider), it would be in the interest of the fund and its shareholders for the Board to renew the Agreement.
Costs of Services and Profits Realized by FAF Advisors

The Board examined FAF Advisors’ costs in serving as the funds’ investment manager, including the costs associated with the personnel and systems necessary to manage each fund. The Board also considered the profitability of FAF Advisors and its affiliates resulting from their relationship with each fund. For each fund, the Board examined fee and expense information as compared to that of other funds and accounts managed by FAF Advisors and of comparable funds managed by other advisers. The Board found that while the management fees for FAF Advisors’ institutional separate accounts are lower than the funds’ management fees, the funds receive additional services from FAF Advisors that separate accounts do not receive.

Using information provided by an independent data service, the Board also evaluated each fund’s advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and each fund’s total expense ratio after waivers compared to the median total expense ratio of comparable funds. In connection with its review of fund fees and expenses, the Board considered FAF Advisors’ pricing philosophy. FAF Advisors attempts generally to maintain each fund’s total operating expenses at a level that approximates the median of a peer group of funds selected by an independent data service. In addition, FAF Advisors has committed to waive its investment advisory fees to the extent necessary to maintain the funds’ total expense ratios at levels generally in line with their respective peer groups.

The Board noted that the information provided by an independent data service reflected that each fund’s advisory fee is below its peer group median advisory fee. The Board also noted that, consistent with FAF Advisors’ pricing philosophy, each fund’s total expense ratio was competitive with its peer group median total expense ratio. The Board concluded FAF Advisors’ pricing philosophy is a reasonable one and that the funds’ advisory fees and total expense ratios are reasonable in light of the services provided.
First American Funds Annual Report 2007       43

 NOTICE TO SHAREHOLDERS (unaudited) continued
Economies of Scale in Providing Investment Advisory Services

The Board considered the extent to which each fund’s investment advisory fee reflects economies of scale for the benefit of fund shareholders. Based on information provided by FAF Advisors, the Board noted that profitability will likely increase somewhat as assets grow over time. The Board considered that, although the funds do not have advisory fee breakpoints in place, FAF Advisors has committed to waive advisory fees to the extent necessary to keep each fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The Board considered FAF Advisors’ assertion that the median total expense ratio of a fund’s peer group should reflect the effect of any breakpoints in the advisory fee schedules of the funds in that group and any economies of scale which those funds realize. Therefore, by capping a fund’s total expense ratio at a level close to the median, fund shareholders will effectively receive the benefit of any breakpoints in the comparable funds’ advisory fee schedules and any such economies of scale. In light of FAF Advisors’ commitment to keep total fund expenses competitive, the Board concluded that it would be reasonable and in the best interest of each fund and its shareholders to renew the Agreement.
Other Benefits to FAF Advisors

In evaluating the benefits that accrue to FAF Advisors through its relationship with the funds, the Board noted that FAF Advisors and certain of its affiliates serve the funds in various capacities, including as advisor, administrator, sub-administrator, transfer agent, distributor, custodian and securities lending agent, and receive compensation from the funds in connection with providing services to the funds. The Board considered that each service provided to the funds by FAF Advisors or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

After full consideration of these factors, the Board concluded that approval of the Agreement was in the best interest of each fund and its shareholders.
44      First American Funds Annual Report 2007

Directors and Officers of the Funds

Independent Directors

Other
	Position(s)	Term of Office		Number of Portfolios	Directorships
Name, Address, and	Held	and Length of	Principal Occupation(s)	in Fund Complex	Held by
Year of Birth	with Funds	Time Served	During Past 5 Years	Overseen by Director	Director †

Benjamin R. Field III P.O. Box 1329 Minneapolis, MN 55440-1329 (1938)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since September 2003	Retired; Senior Financial Advisor, Bemis Company, Inc. from May 2002 through February 2004	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since October 1997	Director, Charterhouse Group, Inc., a private equity firm, since October 2005; Vice President and Chief Operating Officer, Cargo-United Airlines, from July 2001 through July 2004	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Victoria J. Herget P.O. Box 1329 Minneapolis, MN 55440-1329 (1951)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since September 2003	Investment consultant and non-profit board member	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

John P. Kayser P.O. Box 1329 Minneapolis, MN 55440-1329 (1949)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since October 2006	Retired; Principal from 1983 to 2004 and Chief Financial Officer and Chief Administrative Officer from 1988 to 2002, William Blair & Company, LLC	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since November 1993	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; former Chief Executive Officer, Creative Promotions International, LLC, a promotional award programs and products company, through October 2003; Advisory Board member, Designer Doors, manufacturer of designer doors, through 2002	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since August 2001	Owner and CEO, RKR Consultants, Inc. and non-profit board member since 2005	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	Cleveland Cliffs Inc (a producer of iron ore pellets)

First American Funds Annual Report 2007       45

 NOTICE TO SHAREHOLDERS (unaudited) continued

Independent Directors — continued

Other
	Position(s)	Term of Office		Number of Portfolios	Directorships
Name, Address, and	Held	and Length of	Principal Occupation(s)	in Fund Complex	Held by
Year of Birth	with Funds	Time Served	During Past 5 Years	Overseen by Director	Director †

Joseph D. Strauss P.O. Box 1329 Minneapolis, MN 55440-1329 (1940)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since September 1984	Attorney At Law, Owner, and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; Owner, Chairman and Chief Executive Officer, Community Resource Partnerships, Inc., a strategic planning, operations management, government relations, transportation planning and public relations organization; Owner, Chairman and Chief Executive Officer, Excensus(TM), LLC, a strategic demographic planning and application development firm since 2001	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Virginia L. Stringer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Chair; Director	Chair Term three years. Directors Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of FAF’s Board since September 1997; Director of FAF since September 1987	Governance consultant and non-profit board member; former Owner and President, Strategic Management Resources, Inc., a management consulting firm; Executive Consultant to State Farm Insurance Company through 2003	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since August 2001	Owner and President, Jim Wade Homes, a homebuilding company	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

†	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.
The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.
46      First American Funds Annual Report 2007

 NOTICE TO SHAREHOLDERS (unaudited) concluded

Officers

	Position(s)	Term of Office
Name, Address, and	Held	and Length of
Year of Birth	with Funds	Time Served	Principal Occupation(s) During Past 5 Years

Thomas S. Schreier, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1962)*	President	Re-elected by the Board annually; President of FAF since February 2001	Chief Executive Officer and Chief Investment Officer of FAF Advisors, Inc

Jeffery M. Wilson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1956)*	Vice President – Administration	Re-elected by the Board annually; Vice President – Administration of FAF since March 2000	Senior Vice President of FAF Advisors, Inc

Charles D. Gariboldi, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Treasurer	Re-elected by the Board annually; Treasurer of FAF since October 2004	Treasurer, FAF Advisors, Inc., since October 2004; prior thereto, Vice President of Investment Accounting and Fund Treasurer for Thrivent Financial for Lutherans

Jill M. Stevenson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAF since September 2005	Assistant Treasurer, FAF Advisors, Inc., since September 2005; prior thereto, Director, Senior Project Manager, FAF Advisors, Inc. from May 2003 to September 2005; prior thereto, Vice President, Director of Operations, Paladin Investment Associates, LLC

David H. Lui FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1960)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since March 2005	Chief Compliance Officer for First American Funds and FAF Advisors, Inc., since March 2005; prior thereto, Chief Compliance Officer, Franklin Advisors, Inc. and Chief Compliance Counsel, Franklin Templeton Investments from March 2004 to March 2005; prior thereto, Vice President, Charles Schwab & Co., Inc.

Jason K. Mitchell FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1976)*	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FAF since September 2006	Compliance Manager, FAF Advisors, Inc., since June 2006; prior thereto, Compliance Analyst, FAF Advisors, Inc. from October 2004 to June 2006; prior thereto, Senior Systems Helpdesk Analyst, Wachovia Retirement Services from November 2002 to October 2004; prior thereto, Senior Retirement Plan Specialist, PFPC, Inc.

Kathleen L. Prudhomme FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1953)*	Secretary	Re-elected by the Board annually; Secretary of FAF since December 2004; prior thereto, Assistant Secretary of FAF since September 1998 through December 2004	Deputy General Counsel, FAF Advisors, Inc., since November 2004; prior thereto, Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm

James D. Alt 50 South Sixth Street Suite 1500, Minneapolis, MN 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since December 2004; prior thereto, Secretary of FAF since June 2002; Assistant Secretary of FAF from September 1998 through June 2002	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm

Brett L. Agnew FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1971)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since December 2004	Counsel, FAF Advisors, Inc., since August 2004; prior thereto, Senior Counsel, Thrivent Financial for Lutherans

James R. Arnold 615 E. Michigan Street Milwaukee, WI 53202 (1957)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since June 2003	Vice President, U.S. Bancorp Fund Services, LLC, since March 2002

Richard J. Ertel FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since June 2006 and from June 2003 through August 2004	Counsel, FAF Advisors, Inc., since May 2006; prior thereto, Counsel, Ameriprise Financial Services, Inc. from September 2004 to May 2006; prior thereto, Counsel, FAF Advisors, Inc. from May 2003 to August 2004; prior to May 2003, Associate Counsel, Hartford Life and Accident Insurance Company

*	Messrs. Schreier, Jordahl, Wilson, Gariboldi, Lui, Mitchell, Agnew and Ertel, Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of FAF Advisors, Inc., which serves as investment adviser and administrator for FAF. Mr. Arnold is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Transfer Agent for FAF.
First American Funds Annual Report 2007       47

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Board of Directors First American Funds, Inc.

Virginia Stringer

Chairperson of First American Funds, Inc.
Governance Consultant; former Owner and President of Strategic Management
Resources, Inc.

Benjamin Field III

Director of First American Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Funds, Inc.
Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
INVESTMENT ADVISOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

ADMINISTRATOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 5510

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402

COUNSEL

Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330
In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.
0153-07 10/2007 AR-MONEY

Item 2—Code of Ethics
The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by calling 1-800-677-3863.
Item 3—Audit Committee Financial Expert
The registrant’s Board of Directors has determined that Leonard W. Kedrowski, Benjamin R. Field III, John P. Kayser, and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.
Item 4—Principal Accountant Fees and Services
(a)	Audit Fees — Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $113,828 in the fiscal year ended August 31, 2007 and $473,491 in the fiscal year ended August 31, 2006, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)	Audit-Related Fees — E&Y billed the registrant audit-related fees totaling $437 in the fiscal year ended August 31, 2007 and $1,170 in the fiscal year ended August 31, 2006, including fees associated with the semi-annual review of fund disclosures.

(c)	Tax Fees — E&Y billed the registrant fees of $17,179 in the fiscal year ended August 31, 2007 and $67,981 in the fiscal year ended August 31, 2006, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees — There were no fees billed by E&Y for other services to the registrant during the fiscal year ended August 31, 2006, the fiscal period ended August 31, 2005, and the fiscal year ended September 30, 2004.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:
•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period
It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:
•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents
Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.
•	Accounting consultations

•	Fund merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports
Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.
•	Tax compliance services related to the filing or amendment of the following:
•	Federal, state and local income tax compliance, and

•	Sales and use tax compliance
•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects
Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:
•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking
Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to FAF Advisors, Inc., U.S. Bank N.A., Quasar Distributors, U.S. Bancorp Fund Services, LLC and any other entity under common control with FAF Advisors, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.

Although the Committee is not required to pre-approve all services provided to FAF Advisors, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	All of the services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $55,565 in the fiscal year ended August 31, 2007 and $85,651 in the fiscal year ended August 31, 2006.

(h)	The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item.
Item 11—Controls and Procedures
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits
(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: November 7, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: November 7, 2007

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer
Date: November 7, 2007